UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock

	Information Technology - 32.2%
*	Activision, Inc.	239,285	$6,535
*	Adobe Systems Incorporated	235,649	8,387
*	Cisco Systems Inc.	486,120	11,711
*	Citrix Systems, Inc.	122,375	3,589
*	Cognizant Technology Solutions Corporation	223,790	6,452
*	EMC Corporation	475,840	6,824
*	Euronet Worldwide, Inc.	172,755	3,327
*	FLIR Systems, Inc.	134,410	4,044
*	Google Inc.	18,605	8,195
*	j2 Global Communications, Inc.	265,450	5,925
*	Nuance Communications, Inc.	225,745	3,930
	Paychex, Inc.	170,935	5,856
	Qualcomm Incorporated	277,940	11,395
*	Silicon Laboratories, Inc.	224,965	7,095
*	Visa Inc.	70,603	4,403
*	VistaPrint Limited †	180,703	6,316
*	WNS Holdings Limited - ADR	205,700	3,178

			107,162

	Industrials - 17.5%
*	ABB Ltd - ADR	303,595	8,172
	Danaher Corporation	159,481	12,125
	Expeditors International of Washington Inc.	116,130	5,247
	Fastenal Company	167,339	7,686
*	IHS Inc	98,435	6,330
*	InnerWorkings, Inc.	232,120	3,257
	Rockwell Automation, Inc.	71,995	4,134
	Rockwell Collins, Inc.	119,120	6,808
	Roper Industries, Inc.	76,600	4,553

			58,312

	Health Care - 16.9%
	Allergan Inc.	121,600	6,857
*	Genentech, Inc.	111,310	9,036
*	Gilead Sciences, Inc.	189,815	9,781
*	Healthways, Inc.	154,605	5,464
*	Hologic, Inc.	118,780	6,604
*	IDEXX Laboratories, Inc.	70,300	3,463
*	Integra Lifesciences Holding Corporation	109,095	4,742
	Pharmaceutical Product Development, Inc.	134,870	5,651
*	Qiagen N.V. †	226,490	4,711

			56,309

	Consumer Discretionary 12.2%
*	Coach, Inc.	121,360	3,659
*	Coinstar, Inc.	153,690	4,325
	DeVry Inc.	106,135	4,441
	International Game Technology	136,435	5,486
	Johnson Controls, Inc.	237,331	8,022
*	Life Time Fitness, Inc.	168,105	5,247
*	McCormick & Schmick’s Seafood Restaurants, Inc.	139,100	1,621
	Omnicom Group Inc.	113,260	5,004
	Phillips-Van Heusen Corporation	71,775	2,722

			40,527

	Energy - 7.5%
	Apache Corporation	71,885	8,685
	Smith International, Inc.	172,240	11,062
	Suncor Energy, Inc. †	55,440	5,342

			25,089

	Financials - 5.6%
*	Affiliated Managers Group, Inc.	36,455	3,308
	CME Group Inc.	8,855	4,154
*	IntercontinentalExchange Inc.	29,420	3,839
	Charles Schwab & Co, Inc.	389,875	7,341

			18,642

	Materials - 3.3%
	Praxair, Inc.	130,495	10,992

	Consumer Staples - 1.7%
	Wal Mart De Mexico - ADR	137,350	5,673

	Total Common Stock 96.9% (Cost $293,282)		322,706

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,713,720	1,714

	Total Investment in Affiliate - 0.5% (Cost $1,714)		1,714

	Short-Term Investments
	Prudential Funding Demand Note,
	VRN 2.930%, due 4/1/08	$7,200,000	7,200

	Total Short-Term Investments - 2.2% (Cost $7,200)		7,200

	Repurchase Agreement
	State Street Bank & Trust Company, 2.100% dated 3/31/08 due 4/01/08, repurchase price $3,278 collateralized by U.S. Treasury Bill 4/15/10	3,277,317	3,277

	Total Repurchase Agreement - 1.0% (Cost $3,277)		3,277

	Total Investments - 100.6% (Cost $305,473)		334,897

	Liabilities, plus cash and other assets - (0.6) %		(2,114)

	Net Assets - 100.0%		$332,783

*	Non-income producing securities

† = U.S. listed foreign security

ADR=American Depository Receipt

VRN=Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Tax – Managed Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock

	Information Technology - 23.3%
*	Activision, Inc.	8,453	$231
*	Adobe Systems Incorporated	6,160	219
*	Cisco Systems Inc.	7,180	173
*	Cognizant Technology Solutions Corporation	5,350	154
*	EMC Corporation	14,140	203
*	Electronic Arts Inc.	2,950	147
*	Euronet Worldwide, Inc.	3,770	73
	FactSet Research Systems Inc.	2,840	153
	Microchip Technology, Inc.	5,250	172
*	Nuance Communications, Inc.	5,420	94
	Paychex, Inc.	5,950	204
	Qualcomm Incorporated	5,100	209
*	Silicon Laboratories, Inc.	3,300	104
	Taiwan Semiconductor Mfg. Co. Ltd. - ADR	10,719	110

			2,246

	Health Care - 19.5%
	Allergan Inc.	4,090	231
	C.R. Bard, Inc.	1,710	165
*	Celgene Corporation	2,480	152
*	Gilead Sciences, Inc.	5,770	297
*	Healthways, Inc.	5,710	202
*	Hologic, Inc.	3,360	187
	Pharmaceutical Product Development, Inc.	5,970	250
*	Psychiatric Solutions, Inc.	4,820	164
	Stryker Corporation	3,600	234

			1,882

	Industrials - 18.0%
	3M Company	2,430	192
*	Corrections Corporation of America	6,210	171
	Danaher Corporation	3,810	290
	Expeditors International of Washington Inc.	3,500	158
	General Electric Company	6,985	259
*	IHS Inc.	4,640	298
	Precision Castparts Corp.	1,260	129
	Rockwell Collins, Inc.	4,110	235

			1,732

	Consumer Discretionary - 9.4%
*	CarMax, Inc.	6,840	133
*	GameStop Corp.	2,810	145
	International Game Technology	5,420	218
	Johnson Controls, Inc.	5,670	192
*	Scientific Games Corporation	3,590	76
*	Tractor Supply Company	3,580	142

			906

	Energy - 8.1%
	Apache Corporation	1,780	215
	Encana Corporation †	2,370	180
	Smith International, Inc.	2,280	146
	Suncor Energy, Inc. †	2,480	239

			780

	Financials - 6.9%
*	Affiliated Managers Group, Inc.	1,040	94
	American International Group	2,780	120
*	IntercontinentalExchange Inc.	930	121
	T. Rowe Price Group, Inc.	2,990	150
	Charles Schwab & Co, Inc.	9,720	183

			668

	Materials - 6.4%
	Airgas, Inc.	4,870	221
	Praxair, Inc.	4,750	400

			621

	Consumer Staples - 6.3%
	Colgate-Palmolive Company	3,020	235
	CVS/Caremark Corporation	3,774	153
	PepsiCo, Inc.	3,095	223

			611

	Total Common Stock - 97.9% (Cost $8,137)		9,446

	Investment in Affiliate
	William Blair Ready Reserves Fund	111,325	111

	Total Investment in Affiliate -1.2% (Cost $111)		111

	Short-Term Investments
	Prudential Funding Demand Note, VRN 2.930%, due 4/1/08 (Cost $80)	$80,000	80

	Total Short-Term Investments - 0.8% (Cost $80)		80

Repurchase Agreement
State Street Bank and Trust Company, 2.100% dated 3/31/08 due 4/1/08 repurchase price $13, collateralized by U.S. Treasury Bill 4/15/10	13,049	13

Total Repurchase Agreement - 0.1% (Cost $13)		13

Total Investments - 100.0% (Cost $8,341)		9,650

Liabilities, plus cash and other assets - (0.0)%		(5)

Net Assets - 100.0%		$9,645

*	Non-income producing securities

† = U.S. listed foreign security

ADR=American Depository Receipt

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Large Cap Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock

	Information Technology - 25.1%
*	Adobe Systems Incorporated	24,795	$882
	Cisco Systems Inc.	69,244	1,668
	Corning Incorporated	30,350	730
*	EMC Corporation	56,170	805
*	Fiserv, Inc.	12,365	595
*	Google Inc.	1,655	729
	Paychex, Inc.	20,135	690
	Qualcomm Incorporated	24,495	1,004
*	Verisign Inc.	16,445	547

			7,650

	Health Care - 19.6%
	Allergan Inc.	15,575	878
	Celgene Corporation	13,210	810
*	Genentech, Inc.	12,040	977
*	Gilead Sciences, Inc.	20,675	1,065
*	Hologic, Inc.	10,460	582
*	St. Jude Medical, Inc.	9,425	407
	Stryker Corporation	8,970	584
*	Thermo Fisher Scientific Inc.	11,825	672

			5,975

	Industrials - 18.3%
*	ABB Ltd - ADR	26,385	710
	Danaher Corporation	17,452	1,327
	Expeditors International of Washington Inc.	10,875	491
	Fastenal Company	14,710	676
	Joy Global Inc.	6,070	396
	Rockwell Automation, Inc.	9,515	546
	Rockwell Collins, Inc.	15,935	911
	Roper Industries, Inc.	9,040	537

			5,594

	Energy - 9.8%
	Apache Corporation	11,765	1,421
	Schlumberger Limited †	11,540	1,004
	Suncor Energy, Inc. †	5,695	549

			2,974

	Consumer Discretionary - 9.2%
*	Coach, Inc.	14,735	444
	International Game Technology	11,972	482

	Johnson Controls, Inc.	30,055	1,016
*	Kohl’s Corporation	10,050	431
	Omnicom Group Inc.	9,575	423

			2,796

	Consumer Staples - 5.1%
	PepsiCo, Inc.	14,085	1,017
	Wal Mart De Mexico - ADR	13,095	541

			1,558

	Financials - 5.0%
	CME Group Inc.	775	364
	IntercontinentalExchange Inc.	2,635	344
	Charles Schwab & Co, Inc.	42,865	807

			1,515

	Materials - 4.5%
	Praxair, Inc.	16,435	1,384

	Common Stock - 96.6% (Cost $27,889)		29,446

	Investment in Affiliate
	William Blair Ready Reserves Fund	246,215	246

	Total Investment in Affiliate - 0.8% (Cost $246)		246

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 2.554%, due 4/1/08	$420,000	420
	Prudential Funding Demand Note, VRN 2.930%, due 4/1/08	20,000	20

	Total Short-Term Investments - 1.4% (Cost $440)		440

	Repurchase Agreement
	State Street Bank & Trust Company, 2.100% dated 3/31/08 due 4/1/08, repurchase price $755 collateralized by U.S. Treasury Bill 4/15/10	755,374	755

Total Repurchase Agreement - 2.5% (Cost $755)	755

Total Investments - 101.3% (Cost $29,330)	30,887

Liabilities, plus cash and other assets - (1.3)%	(390)

Net Assets - 100.0%	$30,497

*	Non-income producing securities

† = U.S. listed foreign security

ADR=American Depository Receipt

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock
	Information Technology - 33.2%
*	DTS, Inc.	522,317	12,536
*	EarthLink, Inc.	1,967,591	14,855
*	Euronet Worldwide, Inc.	942,182	18,146
*	j2 Global Communications, Inc.	1,046,962	23,368
*	Metavante Technologies, Inc.	373,506	7,466
*	Miva, Inc.	3,517,783	6,051
*	Nuance Communications, Inc.	538,181	9,370
*	Optimal Group, Inc. †	2,164,208	6,925
*	PDF Solutions, Inc.	935,530	5,155
*	Silicon Laboratories, Inc.	267,968	8,452
*	Skillsoft, plc - ADR	2,070,600	21,679
*	Sonic Solutions	1,607,598	15,513
*	SuccessFactors, Inc.	1,138,623	11,113
	Syntel, Inc.	388,650	10,358
*	Think Partnership, Inc.	1,066,270	1,013
*	Think Partnership, Inc.	3,560,000	3,382
*	Ultimate Software Group, Inc.	419,785	12,619
	United Online, Inc.	1,479,299	15,621
*	ValueClick, Inc.	415,331	7,164
*	Virtusa Corporation	947,826	9,251
*	VistaPrint Limited †	589,274	20,595
*	Website Pros, Inc.	1,755,261	17,254
*	WNS Holdings Limited - ADR	511,140	7,897

			265,783

	Consumer Discretionary -19.0%
*	Amerigon Incorporated	523,895	7,754
*	Century Casinos, Inc.	859,838	2,786
*	Coinstar, Inc.	407,066	11,455
*	DG Fastchannel, Inc	899,745	17,257
*	Duckwall-ALCO Stores, Inc.	311,738	3,554
*	GigaMedia Limited †	987,358	15,393
*	Granite City Food & Brewery Ltd.	1,222,423	2,200
*	Jarden Corporation	690,439	15,010
*	Jos. A. Bank Clothiers, Inc.	500,422	10,260
*	K12 Inc.	172,630	3,382
*	Kona Grill, Inc.	505,795	4,491
*	Kona Grill, Inc. (restricted)	135,134	1,200
*	Lions Gate Entertainment Corporation+	895,432	8,730
*	MDC Partners Inc. †	811,276	5,898
*	Motorcar Parts of America, Inc.	678,936	4,087
*	Panera Bread Company	192,010	8,043
	Phillips-Van Heusen Corporation	220,280	8,353
*	Progressive Gaming International Corporation	4,694,144	9,952
	Strayer Education, Inc.	82,506	12,582

			152,387

	Health Care - 18.0%
*	Air Methods Corporation	321,734	15,562
	Brookdale Senior Living Inc	459,470	10,981
*	Capital Senior Living Corporation	1,133,046	9,121
*	Healthways, Inc.	335,093	11,842
*	HMS Holdings Corp.	187,484	5,353
*	Integra Lifesciences Holding Corporation	309,572	13,457
*	Iris International, Inc.	542,295	7,196
*	Kensey Nash Corporation	321,392	9,304
*	LifeCell Corporation	260,048	10,930
*	Providence Service Corporation	409,059	12,272
*	Psychiatric Solutions, Inc.	523,404	17,754
*	Sangamo Biosciences, Inc.	651,274	6,617
*	SurModics, Inc.	206,237	8,637
*	Trinity Biotech plc - ADR	1,010,654	4,639
*	Zila, Inc.	4,977,649	846

			144,511

	Energy - 7.8%
*	Concho Resources Inc.	589,203	15,107
*	Dril-Quip, Inc.	173,244	8,051
*	Petrohawk Energy Corporation	754,361	15,215
*	TETRA Technologies, Inc.	808,997	12,815
*	W-H Energy Services, Inc.	161,230	11,101

			62,289

	Industrials - 5.7%
*	GEO Group, Inc.	544,696	15,491
	Heidrick & Struggles International, Inc.	250,503	8,149
*	Hudson Highland Group, Inc.	773,763	6,554
*	InnerWorkings, Inc.	1,132,952	15,895

			46,089

	Consumer Staples - 3.1%
*	Overhill Farms, Inc.	1,784,820	8,924
*	Physicians Formula Holdings, Inc.	1,231,645	10,987
*	Smart Balance, Inc.	589,438	4,657

			24,568

	Financials - 4.2%
*	Banctec, Inc.	1,809,982	9,050
*	Cash Systems, Inc.	1,131,365	588
	East West Bancorp, Inc.	177,710	3,154
*	FirstService Corporation †	273,621	5,929
*	Marlin Business Services Corporation	828,099	6,244
	National Financial Partners Corporation	372,975	8,381

			33,346

	Telecommunication Services - 2.3%
*	Cbeyond, Inc.	457,595	8,598
*	Syniverse Holdings, Inc.	590,674	9,841

			18,439

	Total Common Stock - 93.3% (Cost $792,438)		747,412

	Exchange-Traded Funds - 3.7%
	iShares Russell 2000 Growth Index Fund	403,317	29,378

	Total Exchange-Traded Funds (Cost $30,380)		29,378

	Investment in Warrants - 0.0%
	*Motorcar Parts of America, Inc.**	111,575	—
	*Think Partnership, Inc., 2011, $2.50**	1,424,000	—
	*Think Partnership, Inc., 2011, $3.05**	448,409	—
	*Think Partnership, Inc., 2011, $4.00**	224,205	—
	*Zila, Inc., 2011, $2.21**	2,271,528	—

			—

	Total Investment in Warrants - 0.0% (Cost $0)		—

Investment in Affiliate
William Blair Ready Reserves Fund	1,567,043	1,567

Total Investment in Affiliate - 0.2% (Cost $1,567)		1,567

Short-Term Investments
American Express Credit Corp Demand Note, VRN 2.554%, due 4/1/08	$9,960,000	9,960
Prudential Funding Demand Note, VRN 2.930%, due 4/1/08	8,152,000	8,152

Total Short-Term Investments - 2.2% (Cost $18,112)		18,112

Repurchase Agreement
State Street Bank and Trust Company, 2.100% dated 3/31/08, due 4/01/08, repurchase price $11,321 collateralized by U.S. Treasury Bill, due 4/15/10	11,319,995	11,320

Total Repurchase Agreement - 1.4% (Cost $11,320)		11,320

Total Investments - 100.8% (Cost $853,817)		807,789

Liabilities, plus cash and other assets - (0.8)%		(6,694)

Net Assets - 100.0%		$801,095

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. The holdings represents 1.13% of the Fund’s net assets at March 31, 2008. These securities were also deemed illiquid pursuant to Liquidity Procedures approved by Board of Trustees.

See accompanying Notes to Portfolio of Investments.

	Share Activity				Period Ended March 31, 2008
					(in thousands)
						Dividends
	Balance			Balance		Included in
Security Name	12/31/2007	Purchases	Sales	3/31/2008	Value	Income
Cash Systems, Inc.	1,131,365	—	—	1,131,365	$588	—
Century Casinos, Inc.	1,289,233	—	429,395	859,838	2,786	—
DG Fastchannel, Inc	1,046,244	—	146,499	899,745	17,257	—
Duckwall-ALCO Stores, Inc.	322,738	—	11,000	311,738	3,554	—
Granite City Food & Brewery, Ltd.	1,247,423	—	25,000	1,222,423	2,200	—
Kona Grill, Inc.	645,829	—	4,900	640,929	5,691	—
Marlin Business Services Corp.	579,313	248,786	—	828,099	6,244	—
Miva, Inc.	3,027,199	490,584	—	3,517,783	6,051	—
Motorcar Parts of America, Inc.	706,436	—	27,500	678,936	4,087	—
Optimal Group, Inc.	2,164,208	—	—	2,164,208	6,925	—
Overhill Farms, Inc.	1,903,720	—	118,900	1,784,820	8,924	—
PDF Solutions, Inc.	1,889,930	—	954,400	935,530	5,155	—
Physicians Formula Holdings, Inc.	1,335,045	—	103,400	1,231,645	10,987	—
Progressive Gaming International Corporation	5,331,944	—	637,800	4,694,144	9,952	—
Providence Service Corporation	821,414	55,800	468,155	409,059	12,272	—
Sonic Solutions	1,143,655	508,445	44,502	1,607,598	15,513	—
Think Partnership, Inc.	4,626,270	—	—	4,626,270	4,395	—
Trinity Biotech plc—ADR	1,010,654	—	—	1,010,654	4,639	—
VistaCare Inc.	1,907,915	—	1,907,915	—	—	—
Website Pros, Inc.	1,922,561	—	167,300	1,755,261	17,254	—
Zila, Inc.	7,237,388	—	2,259,739	4,977,649	846	—

					$145,320

William Blair Mid Cap Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock

	Information Technology - 30.0%
*	Activision, Inc.	85,755	$2,342
*	Alliance Data Systems Corporation	18,010	856
*	Autodesk, Inc.	30,820	970
*	Citrix Systems, Inc.	21,410	628
*	Cognizant Technology Solutions Corporation	31,240	901
*	Dolby Laboratories Inc.	6,690	242
*	F5 Networks, Inc.	28,358	515
*	FLIR Systems, Inc.	39,640	1,193
*	Iron Mountain, Inc.	30,047	794
*	j2 Global Communications, Inc.	24,265	542
*	Netapp Inc.	16,376	328
*	Nuance Communications, Inc.	45,720	796
	Paychex, Inc.	47,435	1,625
*	Silicon Laboratories, Inc.	31,160	983
*	Trimble Navigation Limited	20,020	572
*	Verisign Inc.	24,780	824

			14,111

	Industrials - 18.1%
	C. H. Robinson Worldwide, Inc.	10,315	561
	Expeditors International of Washington Inc.	20,620	932
	Fastenal Company	41,625	1,912
*	IHS Inc	13,320	856
	Precision Castparts Corp.	10,930	1,116
	Robert Half International, Inc.	27,965	720
	Rockwell Automation, Inc.	11,620	667
	Rockwell Collins, Inc.	18,355	1,049
	Roper Industries, Inc.	1,100	65
*	Stericycle, Inc.	12,740	656

			8,534

	Health Care - 15.2%
	C.R. Bard, Inc.	11,505	1,109
	Brookdale Senior Living Inc.	28,160	673
*	Healthways, Inc.	13,645	482
*	Hologic, Inc.	21,230	1,180
*	IDEXX Laboratories, Inc.	23,560	1,161
*	Intuitive Surgical, Inc.	840	273
	Pharmaceutical Product Development, Inc.	28,825	1,208
*	Qiagen N.V. †	25,880	538
*	St. Jude Medical, Inc.	12,430	537

			7,161

	Consumer Discretionary - 12.8%
*	Chipotle Mexican Grill - Cl B	8,310	807
	DeVry Inc.	9,260	387
*	Dick’s Sporting Goods, Inc.	39,360	1,054
*	Life Time Fitness, Inc.	40,650	1,269
*	O’Reilly Automotive, Inc.	29,663	846
	Strayer Education, Inc.	6,850	1,045
*	Under Armour, Inc.	16,700	611

			6,019

	Energy - 12.4%
*	Forest Oil Corporation	26,130	1,279
*	Smith International, Inc.	26,470	1,700
	Southwestern Energy Company	21,640	729
*	Ultra Petroleum Corp. †	18,395	1,426
	XTO Energy Corporation	11,737	726

			5,860

	Materials - 3.9%
	Airgas, Inc.	12,150	553
	Ecolab Inc.	29,430	1,278

			1,831

	Financials - 3.2%
*	Affiliated Managers Group, Inc.	10,305	935
	BOK Financial Corporation	219	11
*	Philadelphia Consolidated Holding Corp.	17,810	574

			1,520

	Consumer Staples - 2.2%
*	Hansen Natural Corporation	13,680	483
	Whole Foods Market, Inc.	16,830	555

			1,038

	Total Common Stock - 97.8% (Cost $46,545)		46,074

	Investment in Affiliate
	William Blair Ready Reserves Fund	113,364	113

	Total Investment in Affiliate -0.2% (Cost $113)		113

	Short-Term Investment
	Prudential Funding Demand Note, VRN 2.930%, due 4/1/08	$1,000,000	1,000

	Total Short-Term Investment - 2.1% (Cost $1,000)		1,000

	Repurchase Agreement
	State Street Bank & Trust Company, 2.100% dated 3/31/08 due 4/1/08, repurchase price $974, collateralized by FNMA pool # 832911	973,755	974

	Total Repurchase Agreement - 2.1% (Cost $974)		974

	Total Investments - 102.2% (Cost $48,632 )		48,161
	Liabilities, plus cash and other assets - (2.2)%		(1,029)

	Net Assets - 100.0%		$47,132

*	Non-income producing securities

† = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock
	Information Technology - 26.9%
*	Activision, Inc.	134,749	$3,680
*	Alliance Data Systems Corp.	47,800	2,271
*	Citrix Systems, Inc.	19,270	565
*	Cognizant Technology Solutions Corporation	62,860	1,812
*	Cybersource Corporation	50,080	732
*	Dolby Laboratories Inc.	3,900	141
*	Euronet Worldwide, Inc.	105,923	2,040
*	F5 Networks, Inc.	63,030	1,145
*	Iron Mountain, Inc.	90,596	2,395
*	j2 Global Communications, Inc.	100,900	2,252
*	Nuance Communications, Inc.	198,950	3,464
*	Silicon Laboratories, Inc.	41,530	1,310
*	Trimble Navigation Limited	37,890	1,083
*	Ultimate Software Group, Inc.	60,560	1,821
	United Online, Inc.	185,430	1,958
*	Verisign Inc.	67,070	2,230
*	VistaPrint Limited†	82,970	2,900

			31,799

	Industrials - 19.6%
*	Allegiant Travel Company	90,250	2,384
	C. H. Robinson Worldwide, Inc.	30,810	1,676
*	Corrections Corporation of America	103,780	2,856
*	Evergreen Solar Inc.	71,040	659
	Expeditors International of Washington Inc.	35,880	1,621
	Fastenal Company	91,075	4,183
*	Heidrick & Struggles International, Inc.	49,000	1,594
*	IHS Inc.	36,170	2,326
*	InnerWorkings, Inc.	196,890	2,762
	Rockwell Collins, Inc.	50,270	2,873
	Roper Industries, Inc.	2,700	161

			23,095

	Health Care - 18.0%
*	Allscripts Healthcare Solutions, Inc.	121,910	1,258
	C.R. Bard, Inc.	19,260	1,857
	Brookdale Senior Living Inc.	78,220	1,869
*	Healthways, Inc.	32,285	1,141
*	Hologic, Inc.	48,840	2,716
*	IDEXX Laboratories, Inc.	42,210	2,079
*	Integra Lifesciences Holding Corporation	43,465	1,889
*	Intuitive Surgical Inc.	2,210	717
	Pharmaceutical Product Development, Inc.	58,945	2,470
*	Psychiatric Solutions, Inc.	40,580	1,377
*	Qiagen N.V. †	68,450	1,424
*	SurModics, Inc.	58,390	2,445

			21,242

	Consumer Discretionary - 14.4%
*	Capella Education Company	25,470	1,391
*	Chipotle Mexican Grill class-B shares	14,460	1,404
*	Coinstar, Inc.	60,558	1,704
	DeVry Inc.	36,840	1,541
*	Dick’s Sporting Goods, Inc.	61,110	1,637
*	K12 Inc.	27,000	529
*	Life Time Fitness, Inc.	94,050	2,935
*	O’Reilly Automotive, Inc.	85,525	2,439
	Strayer Education, Inc.	15,640	2,385
*	Under Armour, Inc.	30,530	1,117

			17,082

	Energy - 8.2%
*	Forest Oil Corporation	18,150	889
	Smith International, Inc.	52,725	3,387
*	Southwestern Energy Company	44,040	1,484
*	TETRA Technologies, Inc.	74,490	1,180
*	Ultra Petroleum Corp. †	35,525	2,753

			9,693

	Materials - 3.9%
	Airgas, Inc.	45,695	2,078
	Ecolab Inc.	57,220	2,485

			4,563

	Financials - 3.0%
*	Affiliated Managers Group, Inc.	25,285	2,294
*	Philadelphia Consolidated Holding Corp.	37,340	1,202

			3,496

	Consumer Staples - 1.8%
*	Hansen Natural Corporation	28,700	1,013
	Whole Foods Market, Inc.	32,850	1,083

			2,096

	Telecommunication Services - 1.6%
*	Syniverse Holdings, Inc.	115,550	1,925

	Total Common Stock - 97.4% (Cost $111,911)		114,991

	Investment in Affiliate
	William Blair Ready Reserves Fund	22,022	22

	Total Investment in Affiliate - 0.0% (Cost $22)		22

	Short-Term Investments
	Prudential Funding Demand Note, VRN 2.930%, due 4/1/08	$1,500,000	1,500

	Total Short-Term Investments - 1.3% (Cost $1,500)		1,500

	Repurchase Agreement
	State Street Bank & Trust Company, 2.10% dated 3/31/08 due 4/1/08, repurchase price $739, collateralized by U.S. Treasury Bill, due 4/15/10	738,730	739
	Total Repurchase Agreement - 0.6% (Cost $739)		739

	Total Investments - 99.3% (Cost $114,172 )		117,252

	Cash and other assets, less liabilities - 0.7%		759

	Net Assets - 100.0%		$118,011

*	Non-income producing securities

† = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Global Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock

	Australia - 1.4%
	QBE Insurance Group Limited (Insurance)	16,100	$329
	WorleyParsons, Ltd. (Energy equipment & services)	12,500	383

			712

	Brazil - 3.5%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	26,900	368
	Bovespa Holding S.A. (Diversified financial services)	46,100	621
	Redecard SA (IT services)	18,400	306
	SLC Agricola S.A. (Food Products)	30,600	453

			1,748

	Canadian - 1.6%
*	Eastern Platinum, Ltd. (Metals & mining)	86,400	273
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	15,200	547

			820

	Switzerland - 3.4%
*	ABB Ltd. (Electrical equipment)	40,200	1,084
	Kuehne & Nagel International AG (Marine)	3,400	341
	Partners Group Global Opportunities, Ltd. (Capital markets)	1,700	247

			1,672

	Denmark - 1.2%
*	Vestas Wind Systems A/S (Electrical Equipment)	5,400	594

	Egypt - 1.4%
*	Orascom Hotels & Development (Hotels, restaurants, & leisure)	17,800	284
	Orascom Construction Industries (Construction & engineering)	5,400	409

			693

	Austria - 0.5%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	2,500	223

	Finland - 2.0%
	Nokia OYJ (Communications equipment)	25,200	796
	Outotec OYJ (Construction & engineering)	3,800	202

			998

	France - 5.7%
	EDF Energies Nouvelles S.A. (Electric utilities)	6,800	416
*	Eurazeo (Diversified financial services)	3,400	435
*	Orpea (Heath care providers & services)	4,000	242
	Schneider Electric SA (Electrical equipment)	6,600	853
*	Veolia Environnement (Multi-utilities)	12,800	893

			2,839

	Germany - 2.9%
	Beiersdorf AG (Personal products)	7,800	656
*	Q-Cells AG (Electrical equipment)	5,300	528
*	Wire Card AG (Commercial services & supplies)	13,400	235

			1,419

	Greece - 0.5%
	Jumbo S.A. (Leisure equipment & products)	8,600	258

	Spain - 0.6%
	Tecnicas Reunidas S.A. (Construction & engineering)	3,900	296

	United Kingdom - 13.6%
*	Autonomy Corporation plc (Software)	25,600	468
	BG Group plc (Oil, gas & consumable fuels)	54,800	1,270
	BlueBay Asset Management plc (Capital markets)	26,500	182
	Capita Group plc (Commercial services & supplies)	46,300	624
	Expro International Group plc (Energy equipment & services)	13,500	313
	Man Group plc (Capital markets)	65,562	722
	Reckitt Benckiser plc (Household products)	10,500	582
	Rotork plc (Electronic equipment & instruments)	13,700	293
	Vodafone Group plc (Wireless Telecommunication Services)	254,800	757
*	Wellstream Holdings plc (Energy equipment & services)	19,100	498
	Xstrata plc (Metals & mining)	7,300	511

			6,220

	Hong Kong - 2.4%
	Esprit Holdings Ltd. (Specialty retail)	54,700	664
	Li & Fung Ltd. (Distributors)	134,000	502
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	25,100	30

			1,196

	India - 1.7%
	DLF Ltd. (Real estate management & development)	27,700	448
	Housing Development Finance Corp. (Thrifts & mortgage finance)	6,700	400
	Vendanta Resources plc (Metals & mining)	11,400	475

			1,323

	Israel - 1.1%
	Teva Pharmaceutical Industries Ltd. -ADR (Pharmaceuticals)	12,000	554

			554

	Japan - 6.5%
	Aeon Mall Co., Ltd. (Real estate management & development)	23,200	651
	Komatsu Ltd. (Machinery)	26,500	746
	Mitsui & Co., Ltd. (Trading companies & distributors)	35,000	718
	NGK Insulators, Ltd. (Machinery)	16,000	286
	Nintendo Co., Ltd. (Software)	1,600	837

			3,238

	Singapore - 3.4%
	Capitaland, Ltd. (Real estate management & development)	142,000	664
	Keppel Corporation Limited (Industrial conglomerates)	85,000	619
	Wilmar International Ltd. (Food products)	124,700	383

			1,666

	United States - 32.1%
*	Activision, Inc. (Software)	33,200	907
*	Adobe Systems Incorporated (Software)	13,700	487
*	Cognizant Technology Solutions Corporation, Class “A” (IT services)	15,900	458
	Corning Incorporated (Communications equipment)	19,400	466
	Danaher Corporation (Machinery)	9,100	692
	Deere & Company (Machinery)	14,100	1,134
*	EMC Corporation (Computers & peripherals)	33,200	476
	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	6,800	816
*	Express Scripts, Inc. (Health care providers & services)	8,800	566
	FPL Group, Inc. (Electric utilities)	15,900	998
*	Gilead Sciences, Inc. (Biotechnology)	14,700	758
	The Goldman Sachs Group, Inc. (Capital markets)	3,900	645
	Hewlett-Packard Company (Computers & peripherals)	14,600	667
*	Hologic, Inc. (Health care equipment & supplies)	7,500	417
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	6,600	325
	Joy Global, Inc. (Machinery)	8,600	560
	L-3 Communications Holdings, Inc. (Aerospace & defense)	4,800	525
	The Manitowoc Company, Inc. (Machinery)	10,600	433
*	Millicom International Cellular S.A. (Wireless Telecommunication Services)	4,300	407
	Monsanto Company (Chemicals)	5,900	658
*	NVR, Inc. (Household Durables)	350	209
	Potash Corporation of Saskatchewan Inc. (Chemicals)	6,000	931
	Precision Castparts Corp. (Aerospace & defense)	3,500	357
	T. Rowe Price Group Inc. (Capital markets)	6,600	330
*	Salesforce.com, Inc. (Software)	8,300	480
	Smith International, Inc. (Energy equipment & services)	8,300	533
	State Street Corporation (Capital Markets)	8,100	640

			15,875

	South Africa - 0.9%
	MTN Group, Ltd. (Wireless telecommunication services)	29,700	451

	United Arab Emirates - 1.0%
	DP World Ltd. (Marine)	514,841	489

	Total Common Stock - 87.4% (Cost $46,464)		43,285

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,217,789	1,218

	Total Investment in Affiliate - 0.5% (Cost $1,218)		1,218

	Short-Term Investments
	American Express Credit Corp Demand Note, VRN 2.554%, due 4/1/08	$75,000	75
	Prudential Funding Demand Note, VRN 2.930%, due 4/1/08	100,000	100

	Total Short-Term Investments - 2.2% (Cost $175)		175

Repurchase Agreement
State Street Bank and Trust Company, 2.100% dated 3/31/08, due 4/01/08, repurchase price $717, collateralized by U.S. Treasury Bill, due 4/15/10	716,635	717

Total Repurchase Agreement - 1.5% (Cost $717)		717

Total Investments - 91.6% (Cost $48,575)		45,395
Cash and other assets, less liabilities - 8.4%		4,135

Net Assets - 100.0%		49,530

*	Non-income producing securities

ADR = American Depository Receipt

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments

William Blair International Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock

	Australia - 5.1%

	Macquarie Bank, Ltd. (Capital markets)	1,667,900	$80,513
	QBE Insurance Group Limited (Insurance)	3,569,500	73,033
	Seek Ltd. (Commercial services & supplies)	3,610,505	17,483
	United Group, Ltd. (Construction & engineering)	96,976	1,076
	Woolworths Limited (Food & staples retailing)	5,564,300	147,998
	WorleyParsons, Ltd. (Energy equipment & services)	1,870,122	57,318

			377,421

	Brazil - 5.0%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	1,328,800	18,175
	Bolsa de Mercadorias & Futuros (Diversified financial services)	673,500	6,141
	Bovespa Holding S.A. (Diversified financial services)	3,824,400	51,545
*	BR Malls Participacoes S.A. (Real estate management & development)	2,404,500	21,432
	Companhia Vale do Rio Doce - ADR (Metals & mining)	3,018,900	104,575
	Cyrela Brazil Realty S.A. (Household durables)	1,591,600	20,862
	GVT Holding S.A. (Diversified Telecommunication Services)	1,300,500	24,532
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	291,600	4,238
	Localiza Rent a Car S.A. (Road & rail)	1,509,900	14,379
	Lojas Renner S.A. (Multiline retail)	1,220,000	23,014
*	MMX Mineracao e Metalicos S.A. (Metals & Mining)	61,400	33,067
	Redecard SA (IT services)	2,364,300	39,331
	Totvs S.A. (Software)	343,900	10,542

			371,833

	Canada - 5.0%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)	709,550	19,121
	Canadian Western Bank (Commercial banks)	892,500	22,398
*	FNX Mining Company, Inc. (Metals & mining)	989,100	27,762
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	818,400	30,872
	Potash Corporation of Saskatchewan Inc. (Chemicals) +	654,000	101,507
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	2,664,500	95,838
	Shoppers Drug Mart Corp. (Food & staples retailing)	1,520,700	76,950

			374,448

	Switzerland - 9.6%
*	ABB Ltd. (Electrical equipment)	6,095,900	164,298
	Actelion (Biotechnology)	879,600	48,005
*	Barry Callebaut AG (Food products)	35,550	30,822
	Burckhardt Compression Holding AG (Machinery)	51,100	16,286
	EFG International (Capital markets)	775,260	26,550
	Geberit AG (Building products)	209,480	31,222
	Kuehne & Nagel International AG (Marine)	737,840	73,956
*	Meyer Burger Technology AG (Machinery)	25,100	7,739
	Nestle S.A. (Food products)	299,650	149,778
	Partners Group Global Opportunities, Ltd. (Capital markets)	220,656	32,048
	Roche Holdings AG (Pharmaceuticals)	634,750	119,631
*	Temenos Group AG (Software)	606,121	15,884

			716,219

	Denmark - 2.5%
	Novo-Nordisk A/S (Pharmaceuticals)	2,110,400	145,227
*	Vestas Wind Systems A/S (Electrical equipment)	411,450	45,291

			190,518

	Egypt - 1.3%
*	Egyptian Financial Group - Hermes Holding SAE (Capital markets)	2,700,000	27,874
*	ELSewedy Cables Holding Company (Electrical equipment)	912,552	24,167
	Orascom Construction Industries (Construction & engineering)	586,400	44,355

			96,396

	Austria - 1.2%
	Raiffeisen International Bank (Commercial banks)	561,908	76,657
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	160,435	14,329

			90,986

	Belgium - 0.6%
	InBev N.V. (Beverages)	469,600	41,222

	Finland - 1.9%
	Nokia OYJ (Communications equipment)	2,703,200	85,341
	Nokian Renkaat OYJ (Auto components)	1,167,950	50,032
	Ramirent OYJ (Trading companies & distributors)	429,988	8,172

			143,545

	France - 3.7%
	April Group S.A. (Insurance)	374,741	18,705
	EDF Energies Nouvelles S.A. (Electric utilities)	330,100	20,213
	Eurazeo (Diversified financial services)	373,602	47,802
	Iliad S.A. (Diversified telecommunication services)	287,850	28,651
	Klepierre (Real estate investment trusts)	444,600	27,290
*	Orpea (Heath care providers & services)	374,624	22,701
*	Seloger.com (Media)	271,400	14,349
*	Veolia Environnement (Multi-utilities)	1,378,112	96,169

			275,880

	Germany - 3.6%
	Bauer AG (Construction & engineering)	234,700	15,415
	Beiersdorf AG (Personal products)	1,045,300	87,871
*	Colonia Real Estate AG (Real estate management & development)	476,500	9,578
	CTS Eventim AG (Media)	456,103	18,667
*	Manz Automation AG (Semiconductors & semiconductor equipment)	33,190	7,697
*	Q-Cells AG (Electrical equipment)	545,820	54,384
*	Roth & Rau AG (Electronic equipment & instruments)	32,600	6,781
	Solarworld AG (Electrical equipment)	822,700	39,280
*	Wire Card AG (Commercial services & supplies)	1,560,400	27,338

			267,011

	Greece - 2.1%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	1,396,706	65,237
	EFG Eurobank (Commercial banks)	957,328	29,122
	Jumbo S.A. (Leisure equipment & products)	725,600	21,761
	National Bank of Greece S.A. (Commercial banks)	822,852	43,321

			159,441

	Ireland - 0.2%
	United Drug plc (Heath care providers & services)	2,625,500	15,770

	Italy - 2.0%
	Geox SpA (Textiles, apparel & luxury goods)	322,693	4,994
	Saipem SpA (Energy equipment & services)	3,573,100	144,851

			149,845

	Netherlands - 0.8%
*	Qiagen NV (Lifesciences tools & services)	1,781,700	36,858
*	Smartrac NV (Electronic equipment & instruments)	248,600	12,026
*	Tomtom NV (Software)	351,700	14,543

			63,427

	Spain - 1.9%
	Grifols S.A. (Biotechnology)	2,252,112	59,337
	Industria De Textile S.A. (Specialty retail)	934,400	51,863
	Tecnicas Reunidas S.A. (Construction & engineering)	431,300	32,754

			143,954

	United Kingdom - 19.1%
	Amlin plc (Insurance)	6,277,666	33,868
	Ashmore Group plc (Capital markets)	4,447,800	24,809
*	Autonomy Corporation plc (Software)	2,364,900	43,180
	BG Group plc (Oil, gas & consumable fuels)	5,222,700	121,017
*	Blinkx plc (Internet software & services)	8,158,800	2,631
	BlueBay Asset Management plc (Capital markets)	2,393,341	16,472
	British Sky Broadcasting Group plc (Media)	5,892,900	65,156
*	Cairn Energy plc (Oil, gas & consumable fuels)	939,981	52,799
	Capita Group plc (Commercial services & supplies)	5,977,219	80,536
	Carphone Warehouse Group plc (Specialty retail)	4,748,080	26,892
	Detica Group plc (IT services)	2,104,700	10,449
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	3,091,040	12,268
	Expro International Group plc (Energy equipment & services)	1,250,900	29,006
	Lamprell plc (Energy equipment & services)	2,553,595	20,308
	Man Group plc (Capital markets)	4,079,325	44,905
	Reckitt Benckiser plc (Household products)	2,604,000	144,401
	Restaurant Group plc (Hotels, restaurants, & leisure)	2,919,300	8,933
	Rightmove plc (Media)	1,789,900	17,324
	Rolls-Royce Group plc (B-Shares) (Aerospace & defense)	882,969,382	1,752
*	Rolls-Royce Group plc (Aerospace & defense)	9,854,569	78,934
	Rotork plc (Electronic equipment & instruments)	1,660,564	35,564
	Southern Cross Healthcare Limited (Health care providers & services)	2,061,100	15,357
	Tesco plc (Food & staples retailing)	17,398,400	131,125
	Tullow Oil plc (Oil, gas & consumable fuels)	3,200,290	41,909
	Vendanta Resources plc (Metals & mining)	785,073	32,716
	Vodafone Group plc (Wireless telecommunication services)	59,481,300	176,804
	VT Group plc (Aerospace & defense)	2,719,300	35,480
*	Wellstream Holdings plc (Energy equipment & services)	1,121,400	29,246
	Xstrata plc (Metals & mining)	1,321,800	92,580

			1,426,421

	China - 0.3%
	Belle International Holdings Limited (Specialty retail)	7,889,000	8,258
*	China Oilfield Services (Energy equipment & services)	2,402,000	3,995
*	China Vanke Company Ltd. (Real estate management & development)	2,220,450	4,974
*	Homes Inn & Hotel Management, Inc. - ADR (Hotels, restaurants & leisure)	102,600	2,020
	Lee and Man Paper Manufacturing Ltd. (Paper & forest products)	3,697,200	5,970

			25,217

	Hong Kong - 1.8%
	ASM Pacific Technology Limited (Semiconductors & semiconductor equipment)	2,994,000	21,749
	Esprit Holdings Ltd. (Specialty retail)	6,588,800	79,951
	Li & Fung Ltd. (Distributors)	8,925,200	33,432

			135,132

	Indonesia - 0.4%
	PT Bank Rakyat Indonesia (Commercial banks)	38,686,000	26,706

	India - 3.0%
	Asian Paints Limited (Chemicals)	336,176	10,136
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	523,700	26,972
*	Bharti Airtel Ltd. (Wireless telecommunication services)	1,865,000	38,567
	Dabur India Ltd. (Personal products)	8,037,450	22,220
	DLF Ltd. (Real estate management & development)	1,853,400	29,973
	Financial Technologies, Ltd. (Software)	396,500	15,873
	Housing Development Finance Corp. (Thrifts & mortgage finance)	533,000	31,800
	Larsen & Toubro Ltd. (Construction & engineering)	281,300	21,452
	Unitech Limited (Real estate management & development)	3,413,500	23,663

			220,656

	Japan - 12.6%
	Aeon Mall Co., Ltd. (Real estate management & development)	1,598,100	44,866
	Denso Corporation (Auto components)	1,636,700	53,357
	En-Japan Inc. (Commercial services & supplies)	1,144	2,455
*	Jupiter Telecommunications Co., Ltd. (Media)	48,858	45,974
*	K.K. DaVinci Advisors (Real estate management & development)	35,406	27,487
	Komatsu Ltd. (Machinery)	4,209,000	118,508
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	256,278	8,768
	Mitsubishi Corporation (Trading Companies & Distribution)	2,374,000	72,635
	Mitsui & Co., Ltd. (Trading companies & distributors)	6,089,000	124,950
	NGK Insulators, Ltd. (Machinery)	4,320,900	77,293
	Nintendo Co., Ltd. (Software)	238,400	124,732
	Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	2,670,000	41,932
	Nitori Company Ltd. (Specialty retail)	409,920	23,285
	So-net M3, Inc. (Health care technology)	5,458	22,234
	Suruga Bank Ltd. (Commercial banks)	4,478,000	56,989
	Toyota Boshoku Corporation (Auto Components)	952,500	28,772
	Yamada Denki Company (Specialty retail)	792,580	69,103

			943,340

	South Korea - 1.1%
	LG Household & Health Care Ltd. (Household products)	114,010	19,693
	Megastudy Co. Ltd. Inc. (Diversified consumer services)	78,100	26,049
*	NHN Corporation (Internet software & services)	158,720	37,272

			83,014

	Mexico - 0.4%
*	Banco Compartamos S.A. de C.V. (Consumer finance)	2,872,100	12,751
*	MegaCable Holdings Sab de C.V. (Diversified telecommunication services)	5,186,300	13,893

			26,644

	Malaysia - 1.4%
	Bumiputra Commerce Holding Bhd (Commercial banking)	15,874,400	49,679
	KNM Group Bhd (Energy equipment & services)	7,216,200	12,007
	Kuala Lumpur Kepong Bhd (Food products)	6,416,450	32,664
	Zelan Bhd (Construction & engineering)	8,532,000	6,836

			101,186

	Norway - 0.1%
*	Electromagnetic GeoServices AS (Energy equipment & services)	1,038,650	5,515

	Singapore - 2.4%
	Capitaland, Ltd. (Real estate management & development)	23,617,000	110,377
	Noble Group Limited (Trading companies & distributors)	12,033,700	19,416
	Olam International, Ltd. (Food & staples retailing)	19,690,000	31,142
	Raffles Education Corp. Ltd. (Diversified consumer services)	26,162,000	19,754

			180,689

	Turkey - 0.3%
	Bim Birlesik Magazalar A.S. (Food & staples retailing)	251,700	19,952

	Taiwan - 0.8%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment & instruments)	4,695,736	27,034
	Mediatek, Inc. (Semiconductors & semiconductor equipment)	2,339,022	31,069

			58,103

	Chile - 0.6%
*	Cencosud S.A. -ADR 144A (Specialty retail)	652,330	42,110

	Poland - 0.3%
*	Central European Distribution Corporation (Beverages)	409,600	23,835

	Czech Republic - 0.2%
*	Central European Media Enterprises Ltd. Class “A” (Media)+	177,000	15,086

	Panama - 0.2%
	Copa Holdings S.A., Class “A” (Airlines)+	369,900	14,097

	South Africa - 1.0%
	MTN Group, Ltd. (Wireless telecommunication services)	3,792,200	57,647
	Spar Group Limited (Food & staples retailing)	250,974	1,504
	Wilson Bayly Holmes-Ovcon Ltd. (Construction & engineering)	854,000	13,785

			72,936

	Georgia - 0.1%
	Bank of Georgia - GDR (Commercial banks)	337,195	8,598

	Russia - 0.7%
*	Sberbank - CLS (Commercial banks)+	9,507,900	29,845
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	749,700	22,206

			52,051

	United Arab Emirates - 0.4%
	DP World Ltd. (Marine)	29,368,101	27,900

	Total Common Stock - 93.7% (Cost $5,880,761)		6,987,104

	Preferred Stock
	Brazil - 0.1%
	Banco Sofisa S.A. (Commercial banks)	1,775,800	8,855

	Total Preferred Stock (Cost $11,119)		8,855

	Investment in Affiliate
	William Blair Ready Reserves Fund	9,962,429	9,962
	Total Investment in Affiliate - 0.1% (Cost $9,962)		9,962

	Short-Term Investments
	American Express Credit Corp Demand Note, VRN 2.554%, due 4/1/08	$85,668,000	85,668
	Prudential Funding Demand Note, VRN 2.930%, due 4/1/08	75,352,000	75,352

	Total Short-Term Investments - 2.1% (Cost $161,020)		161,020

	Repurchase Agreement
	State Street Bank and Trust Company, 2.100% dated 3/31/08, due 4/01/08, repurchase price $281,020, collateralized by various U.S. agency securities	281,003,332	281,003

	Total Repurchase Agreement - 3.8% (Cost $281,003)		281,003

	Total Investments - 99.8% (Cost $6,343,865)		7,447,944
	Cash and other assets, less liabilities - 0.2%		12,210

	Total Net Assets - 100.0%		$7,460,154

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed foreign security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

William Blair International Equity Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock
	Australia - 6.1%
	Macquarie Bank, Ltd. (Capital markets)	87,400	$4,219
	QBE Insurance Group Limited (Insurance)	172,600	3,532
	Toll Holdings Limited (Air freight & logistics)	289,000	2,660
	Woolworths Limited (Food & staples retailing)	319,200	8,490
	WorleyParsons, Ltd. (Energy equipment & services)	133,900	4,104

			23,005

	Brazil - 2.9%
	Bolsa de Mercadorias & Futuros (Diversified financial services)	33,800	308
	Bovespa Holding S.A. (Diversified financial services)	192,500	2,595
	CIA Vale Do Rio Doce - Pref A - ADR (Metals & mining)	239,100	8,282

			11,185

	Canada - 4.3%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)	20,450	551
	Potash Corporation of Saskatchewan Inc. (Chemicals) †	40,300	6,255
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	129,100	4,644
	Shoppers Drug Mart Corp. (Food & staples retailing)	97,900	4,954

			16,404

	Chile - 0.6%
*	Cencosud S.A. -ADR 144A (Specialty retail)	33,500	2,163

	Switzerland - 11.0%
*	ABB Ltd. (Electrical equipment)	449,000	12,102
*	Actelion (Biotechnology)	41,000	2,238
*	EFG International (Capital markets)	46,594	1,596
	Geberit AG (Building products)	10,300	1,535
	Kuehne & Nagel International AG (Marine)	35,300	3,538
	Nestle S.A. (Food products)	17,260	8,627
	Roche Holdings AG (Pharmaceuticals)	46,050	8,679
	SGS S.A. (Commercial services & supplies)	2,248	3,237

			41,552

	Denmark - 2.9%
	Novo-Nordisk A/S (Pharmaceuticals)	117,800	8,106
	Vestas Wind Systems A/S (Electrical Equipment)	25,500	2,807

			10,913

	Egypt - 1.0%
	Egyptian Financial Group - Hermes Holding SAE (Capital markets)	355,100	3,666

	Austria - 0.6%
	Raiffeisen International Bank (Commercial banks)	17,808	2,429

	Finland - 1.2%
	Nokia OYJ (Communications equipment)	141,300	4,461

	France - 6.3%
	AXA (Insurance)	99,600	3,602
*	Eurazeo (Diversified financial services)	21,230	2,716
	Iliad S.A. (Diversified telecommunication services)	22,500	2,240
*	Millicom International Cellular S.A. (Wireless Telecommunication Services) †	25,700	2,430
	Schneider Electric SA (Electrical equipment)	52,500	6,782
*	Veolia Environnement (Multi-utilities)	87,587	6,112

			23,882

	Germany - 3.2%
	Beiersdorf AG (Personal products)	64,800	5,447
*	Deutsche Boerse AG (Diversified financial services)	21,800	3,513
*	Q-Cells AG (Electrical equipment)	32,200	3,208

			12,168

	Greece - 2.1%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	95,000	4,437
	National Bank of Greece S.A. (Commercial banks)	65,060	3,425

			7,862

	Italy - 2.3%
	Geox SpA (Textiles, apparel & luxury goods)	14,637	227
	Saipem SpA (Energy equipment & services)	213,300	8,647

			8,874

	Spain - 1.3%
	Industria De Textile S.A. (Specialty retail)	88,800	4,929

	United Kingdom - 17.8%
*	Autonomy Corporation plc (Software)	39,100	714
	BG Group plc (Oil, gas & consumable fuels)	415,800	9,635
	British Sky Broadcasting Group plc (Media)	424,900	4,698
	Capita Group plc (Commercial services & supplies)	289,316	3,898
	Carphone Warehouse Group plc (Specialty retail)	238,100	1,349
	Man Group plc (Capital markets)	329,150	3,623
	Reckitt Benckiser plc (Household products)	172,500	9,566
	Rolls-Royce Group plc (B-Shares) (Aerospace & Defense)	68,096,448	135
*	Rolls-Royce Group plc (Aerospace & defense)	760,005	6,088
	Rotork plc (Electronic equipment & instruments)	67,200	1,439
	Tesco plc (Food & staples retailing)	1,094,800	8,251
	Tullow Oil plc (Oil, gas & consumable fuels)	257,300	3,369
	Vodafone Group plc (Wireless Telecommunication Services)	3,534,400	10,506
	Xstrata plc (Metals & mining)	60,500	4,237

			67,508

	Hong Kong - 2.5%
*	China Oilfield Services (Energy equipment & services)	112,000	186
	Esprit Holdings Ltd. (Specialty retail)	458,500	5,564
	Li & Fung Ltd. (Distributors)	847,200	3,173
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	568,000	683

			9,606

	Indonesia - 0.5%
	PT Bank Rakyat Indonesia (Commercial banks)	2,828,000	1,952

	India - 2.9%
*	Bharti Airtel Ltd. (Wireless telecommunication services)	178,573	3,693
	Larsen & Toubro Ltd. (Construction & engineering)	27,500	2,097
	Vendanta Resources plc (Metals & mining)	120,600	5,026

			10,816

	Japan - 12.9%
	Aeon Mall Co., Ltd. (Real estate management & development)	81,600	2,291
	FANUC Ltd. (Machinery)	54,800	5,257
*	Jupiter Telecommunications Co., Ltd. (Media)	3,400	3,199
*	K.K. DaVinci Advisors (Real estate management & development)	1,304	1,012
	Komatsu Ltd. (Machinery)	233,000	6,560
	Mitsubishi Corporation (Trading Companies & Distribution)	117,500	3,595
	Mitsui & Co., Ltd. (Trading companies & distributors)	345,000	7,080
	NGK Insulators, Ltd. (Machinery)	253,000	4,526
	Nintendo Co., Ltd. (Software)	18,600	9,732
	Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	120,000	1,885
	Suruga Bank Ltd. (Commercial banks)	291,000	3,703

			48,840

	South Korea - 0.7%
*	NHN Corporation (Internet software & services)	10,800	2,536

	Malaysia - 1.3%
	Bumiputra Commerce Holding Bhd (Commercial banking)	797,100	2,495
	Kuala Lumpur Kepong Bhd (Food products)	485,800	2,473

			4,968

	Singapore - 3.6%
	Capitaland, Ltd. (Real estate management & development)	1,389,000	6,492
	Keppel Corporation Limited (Industrial conglomerates)	441,000	3,210
	Wilmar International Ltd. (Food products)	1,229,700	3,773

			13,475

	Taiwan - 0.8%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment & instruments)	520,540	2,997

	South Africa - 0.9%
	MTN Group, Ltd. (Wireless telecommunication services)	233,700	3,553

	Russia - 1.7%
*	PIK Group - Sponsored GDR 144A (Real estate development & management)	49,700	1,252
*	PIK Group - CLS (Real estate development & management)**	52,000	1,310
*	Sberbank - CLS (Commercial banks)†	486,400	1,527
	Vimpel-Communications - ADR (Wireless Telecommunication Services)	81,600	2,439

			6,528

	United Arab Emirates - 0.4%
	DP World Ltd. (Marine)†	1,463,633	1,390

	Total Common Stock - 91.8% (Cost $302,180)		347,662

	Investment in Affiliate
	William Blair Ready Reserves Fund (Cost $2,322)	2,321,618	2,322

	Total Investment in Affiliate - 0.6%		2,322

	Short-Term Investments
	Prudential Funding Demand Note, VRN 2.930%, due 4/1/08	$2,000,000	2,000

	Total Short-Term Investments - 0.5% (Cost $2,000)		2,000

	Repurchase Agreement
	State Street Bank and Trust Company, 2.100% dated 3/31/08, due 4/01/08, repurchase price $17,201, collateralized by U.S. Treasury Bill, due 4/15/10	17,200,230	17,200

	Total Repurchase Agreement - 4.6% (Cost $17,200)		17,200

	Total Investments - 97.5% (Cost $323,702)		369,184
	Cash and other assets, less liabilities - 2.5%		9,628

	Total Net Assets - 100.0%		$378,812

* Non-income producing securities

ADR = American Depository Receipt

† = U.S. listed foreign security

GDR = Global Depository Receipt

VRN = Variable Rate Note

** =   Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.35% of the Fund’s net assets at March 31, 2008. This security was also deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments

William Blair International Small Cap Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock

	United Arab Emirates - 1.5%
	Arabtec Holding Company (Construction & engineering)	1,393,600	$4,587
*	National Central Cooling Company (Building products)	2,333,172	1,533

			6,120

	Australia - 1.6%
	JB Hi-Fi Limited (Specialty retail)	420,350	3,474
	Seek Ltd. (Commercial services & supplies)	595,180	2,882
	United Group, Ltd. (Construction & engineering)	14,942	166

			6,522

	Brazil - 2.9%
	Anhanguera Educacional Participacoes S.A. (diversified consumer services)	124,600	1,704
*	GVT Holding S.A. (Diversified telecommunication services)	198,400	3,743
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	129,300	1,879
*	Lupatech S.A. (Machinery)	73,000	2,270
	Rodobens Negocioa Imobiliarios S.A. (Real estate management & development)	207,700	2,586

			12,182

	Canada - 4.4%
	Canadian Western Bank (Commercial banks)	231,500	5,810
*	Eastern Platinum, Ltd. (Metals & mining)	1,440,800	4,548
	FNX Mining Company, Inc. (Metals & mining)	206,200	5,788
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	58,700	2,214

			18,360

	Switzerland - 6.8%
*	Barry Callebaut AG (Food products)	5,210	4,517
	Burckhardt Compression Holding AG (Machinery)	13,996	4,461
*	Meyer Burger Technology AG (Machinery)	15,396	4,747
	Partners Group Global Opportunities, Ltd. (Capital markets)	66,600	9,673
*	Temenos Group AG (Software)	183,980	4,821

			28,219

	Egypt - 1.9%
*	ELSewedy Cables Holding Company (Electrical equipment)	152,588	4,041
*	Orascom Construction Industries (Construction & engineering)	251,400	4,016

			8,057

	Austria - 1.5%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	69,420	6,200

	Finland - 4.6%
	Konecranes OYJ (Machinery)	60,152	2,320
	Nokian Renkaat OYJ (Auto components)	249,918	10,706
	Outotec OYJ (Construction & engineering)	36,500	1,941
	Ramirent OYJ (Trading companies & distributors)	216,218	4,109

			19,076

	France - 5.6%
	April Group S.A. (Insurance)	133,882	6,683
	EDF Energies Nouvelles S.A. (Electric utilities)	65,165	3,990
*	Orpea (Heath care providers & services)	141,826	8,594
*	Seloger.com (Media)	74,500	3,939

			23,206

	Germany - 10.0%
*	Colonia Real Estate AG (Real estate management & development)	198,789	3,996
	CTS Eventim AG (Media)	92,739	3,796
*	Manz Automation AG (Semiconductors & semiconductor equipment)	9,400	2,180
	MTU Aero Engines Holding AG (Aerospace & defense)	168,283	7,112
*	Qiagen NV (Lifesciences tools & services)	539,973	11,171
*	Roth & Rau AG (Electronic equipment & instruments)	9,100	1,893
*	Smartrac NV (Electronic equipment & instruments)	42,300	2,046
*	Wire Card AG (Commercial services & supplies)	539,222	9,447

			41,641

	Greece - 3.8%
	Fourlis Holdings S.A. (Household durables)	191,981	6,263
	Jumbo S.A. (Leisure equipment & products)	321,500	9,642

			15,905

	Ireland - 2.5%
*	Norkom Group plc (Software)	352,500	809
	United Drug plc (Heath care providers & services)	1,618,380	9,721

			10,530

	Italy - 1.3%
	Trevi Finanziaria SpA (Construction & engineering)	255,600	5,178

	Spain - 4.6%
	Grifols S.A. (Biotechnology)	544,951	14,358
	Tecnicas Reunidas S.A. (Construction & engineering)	63,000	4,784

			19,142

	United Kingdom - 19.4%
	Amlin plc (Insurance)	1,330,388	7,177
	Ashmore Group plc (Capital markets)	804,900	4,490
	Autonomy Corporation plc (Software)	488,400	8,918
*	Blinkx plc (Internet software & services)	4,235,401	1,366
*	Ceres Power Holdings plc (Electrical equipment)	539,222	1,870
*	Climate Exchange plc (Diversified financial services)	110,600	4,063
	Detica Group plc (IT services)	632,100	3,138
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	691,464	2,744
	Expro International Group plc (Energy equipment & services)	218,797	5,073
	Lamprell plc (Energy equipment & services)	287,200	2,284
	Rightmove plc (Media)	224,100	2,169
	Rotork plc (Electronic equipment & instruments)	115,250	2,468
	Serco Group plc (Commercial services & supplies)	1,485,940	13,390
	Southern Cross Healthcare Limited (Health care providers & services)	761,900	5,677
	Ultra Electronic Holdings plc (Aerospace & defense)	88,750	2,279
	VT Group plc (Aerospace & defense)	320,096	4,176
*	Wellstream Holdings plc (Energy equipment & services)	361,630	9,431

			80,713

	China - 0.4%
	Ctrip.com International, Ltd. - ADR (Hotels, restaurants & leisure)	4,040	214
*	Homes Inn & Hotel Management, Inc. - ADR (Hotels, restaurants & leisure)	14,823	292
	Li Ning Co. Ltd. (Leisure equipment & products)	122,873	350
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	796,800	958

			1,814

	Indonesia 0.9%
	PT United Tractors Tbk (Machinery)	2,853,500	3,915

	India - 1.9%
	Financial Technologies, Ltd. (Software)	78,380	3,138
	Glenmark Pharmaceuticals Limited (Pharmaceuticals)	53,500	655
	Sesa Goa Limited (Metals & mining)	23,000	1,815
	Thermax India Limited (Machinery)	143,100	2,166

			7,774

	Japan - 10.3%
	Aeon Mall Co., Ltd. (Real estate management & development)	499,800	14,032
	DeNA Co., Ltd. (Internet & catalog retail)	105	665
*	K.K. DaVinci Advisors (Real estate management & development)	7,611	5,909
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	71,220	2,437
	Nitori Company Ltd. (Specialty retail)	117,100	6,652

	So-net M3, Inc. (Health care technology)	1,073	4,371
	Suruga Bank Ltd. (Commercial banks)	688,200	8,758

			42,824

	South Korea - 0.9%
	Taewoong Co., Ltd. (Machinery)	45,890	3,640

	Malaysia - 1.5%
	KNM Group Bhd (Energy equipment & services)	816,800	1,359
	Kuala Lumpur Kepong Bhd (Food products)	723,950	3,685
	Zelan Bhd (Construction & engineering)	1,289,800	1,034

			6,078

	Poland - 1.6%
*	Central European Distribution Corporation (Beverages)	76,600	4,457
*	Cinema City International N.V. (Media)	151,800	1,974

			6,431

	Singapore - 5.4%
	Noble Group Limited (Trading companies & distributors)	1,362,000	2,197
*	Olam International, Ltd. (Food & staples retailing)	3,679,000	5,819
	Raffles Education Corp. Ltd. (Diversified consumer services)	8,020,000	6,056
	Straits Asis Resources Limited	3,481,765	8,306

			22,378

	Czech Republic - 0.5%
*	Central European Media Enterprises Ltd. Class “A” (Media) †	23,600	2,011

	South Africa - 0.5%
	Wilson Bayly Holmes-Ovcon Ltd. (Construction & engineering)	123,370	1,991

	Total Common Stock - 96.3% (Cost $380,238)		399,907

	Investment in Affiliate
	William Blair Ready Reserves Fund	5,216,034	5,216

	Total Investment in Affiliate - 1.3% (Cost $5,216)
	Short-Term Investments
	American Express Credit Corp Demand Note, VRN 2.554%, due 4/1/08	$569,000	569
	Prudential Funding Demand Note, VRN 2.930%, due 4/1/08	8,365,000	8,365

	Total Short-Term Investments - 2.1% (Cost $8,934)		8,934

	Repurchase Agreement
	State Street Bank and Trust Company, 2.100% dated 3/31/08, due 4/01/08, repurchase price $30,964, collateralized by U.S. Treasury Bill, due 4/15/10	30,962,267	30,962

	Total Repurchase Agreement - 7.5% (Cost $30,962)		30,962

	Total Investments - 107.1% (Cost $425,350)		445,019

Liabilities, plus cash and other assets - (7.1)%	(29,678)

Net Assets - 100.0%	$415,341

*	Non-income producing securities

ADR = American Depository Receipt

† = U.S. listed foreign security

VRN = Variable Rate Note

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments

William Blair Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Brazil -14.9%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	371,100	$5,076
	Bovespa Holding S.A. (Diversified financial services)	1,321,400	17,810
*	BR Malls Participacoes S.A. (Real estate management & development)	599,000	5,339
	CIA Vale Do Rio Doce - Pref A - ADR (Metals & mining)	437,300	15,148
	Cyrela Brazil Realty S.A. (Household durables)	657,600	8,620
*	GP Investments Ltd. (Diversified Financial Services)	128,500	3,896
*	GVT Holding S.A. (Diversified Telecommunication Services)	817,700	15,425
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	389,115	5,655
	Localiza Rent a Car S.A. (Road & rail)	645,700	6,149
	Lojas Renner S.A. (Multiline retail)	322,100	6,076
*	Lupatech S.A. (Machinery)	349,700	10,871
*	MMX Mineracao e Metalicos S.A. (Metals & Mining)	4,700	2,531
	Redecard S.A. (IT services)	993,700	16,531
	Rodobens Negocioa Imobiliarios S.A. (Real estate management & development)	444,800	5,539
	SLC Agricola S.A. (Food Products)	583,500	8,646
	Totvs S.A. (Software)	167,000	5,119

			138,431

	Chile -1.8%
*	Cencosud S.A. -ADR 144A (Specialty retail)	166,400	10,742
	S.A.C.I. Falabella S.A. (Multiline retail)	1,098,554	5,944

			16,686

	China - 7.2%
	Belle International Holdings Limited (Specialty retail)	7,293,200	7,634
	China Communications Construction Co.Ltd. (Construction & engineering)	2,103,900	4,712
*	China High Speed Transmission (Independent power producers & energy traders)	936,000	1,378
*	China Merchants Bank Co. Ltd (Commercial banks)	2,674,000	9,392
	China Mobile Ltd. (Wireless telecommunication services)	477,300	7,171
*	China Oilfield Services (Energy equipment & services)	3,799,000	6,318
*	China Vanke Company Ltd. (Real estate management & development)	2,340,047	5,242
	CNOOC Limited (Oil, Gas, & Consumable Fuels)	6,173,000	9,094
	Country Garden Holdings Company (Real estate management & development)	2,771,000	2,412
	Ctrip.com International, Ltd. - ADR (Hotels, restaurants & leisure)	31,000	1,644
*	Homes Inn & Hotel Management, Inc. - ADR (Hotels, restaurants & leisure)	72,000	1,418
	Lee and Man Paper Manufacturing Ltd. (Paper & forest products)	2,036,400	3,288
	Li Ning Co. Ltd. (Leisure equipment & products)	611,000	1,739
	Parkson Retail Group Ltd. (Multiline retail)	176,900	1,503
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	2,133,700	2,565
	Xinyu Hengdeli Holdings Ltd. (Distributors)	3,488,000	1,445

			66,955

	Czech Republic -1.0%
*	Central European Media Enterprises Ltd. Class “A” (Media)+	105,800	9,017

	Egypt - 4.0%
*	Egyptian Financial Group - Hermes Holding SAE (Capital markets)	889,600	9,184
*	ELSewedy Cables Holding Company (Electrical Equipment)	407,300	10,787
	Orascom Construction Industries (Construction & engineering)	124,200	9,394
*	Orascom Hotels & Development (Hotels, restaurants & leisure)	485,000	7,747

			37,112

	India -18.5%
*	ABB Ltd. India (Electrical equipment)	160,200	4,737
	Asian Paints Limited (Chemicals)	84,900	2,560
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	398,800	20,540
*	Bharti Airtel Ltd. (Wireless telecommunication services)	871,300	18,018
*	Cairn India Ltd. (Oil, gas & consumable fuels)	2,464,200	13,791
	Dabur India Ltd. (Personal products)	2,083,300	5,759
	DLF Ltd. (Real estate management & development)	944,900	15,281
	Financial Technologies, Ltd. (Software)	94,600	3,787
	Glenmark Pharmaceuticals Limited (Pharmaceuticals)	132,401	1,620
	HDFC Bank Ltd. (Commercial banks) †	85,600	8,409
	Housing Development Finance Corp. (Thrifts & mortgage finance)	332,990	19,867
	Infosys Technologies Limited (IT Services)	272,300	9,830
	Larsen & Toubro Ltd. (Construction & engineering)	259,600	19,798
	Sesa Goa Limited (Metals & Mining)	57,300	4,522
	Shoppers’ Stop Ltd. (Multiline retail)	261,960	2,654
	Thermax India Limited (Machinery)	314,700	4,764
	Unitech Limited (Real estate management & development)	852,000	5,906
	Vendanta Resources plc (Metals & mining)	239,200	9,968

			171,811

	Indonesia - 4.5%
	PT Bank Rakyat Indonesia (Commercial banks)	30,642,000	21,153
*	PT London Sumatra Indones PT (Food products)	9,887,000	9,694
	PT United Tractors Tbk (Machinery)	7,953,000	10,912

			41,759

	Israel - 1.7%
	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	350,604	16,194

	Luxembourg - 0.9%
*	Millicom International Cellular S.A. (Wireless Telecommunication Services)	92,500	8,746

	Malaysia - 3.8%
	Bumiputra Commerce Holding Bhd (Commercial banking)	6,129,300	19,182
	KNM Group Bhd (Energy equipment & services)	2,388,200	3,974
	Kuala Lumpur Kepong Bhd (Food products)	1,883,550	9,588
	Zelan Bhd (Construction & engineering)	3,568,200	2,859

			35,603

	Mexico - 9.4%
	America Movil S.A. (Wireless telecommunication services)	8,023,800	25,558
*	Desarrolladora Homex S.A. de C.V. (Household Durables)	132,500	7,692
	Grupo Financiero Banorte S.A. de C.V. (Commercial banks)	2,763,400	11,970
*	Groupo Famsa S.A. (Multiline retail)	779,800	2,249
*	MegaCable Holdings Sab de C.V. (Diversified telecommunication services)	3,644,000	9,762
*	Promotora Ambiental Sab de C.V. (Commercial services & supplies)	1,114,350	3,246
	Wal-Mart de Mexico Sab de C.V. (Food & staples retailing)	6,229,400	26,544

			87,021

	Peru - 1.1%
	Credicorp Ltd. (Commercial banks)+	136,500	9,793

	Poland - 2.3%
*	Amrest Holdings NV (Hotels, restaurants & leisure)	117,200	5,334
*	Central European Distribution Corporation (Beverages)	180,300	10,492
*	Cinema City International N.V. (Media)	401,500	5,221

			21,047

	Russia - 6.6%
*	Magnit - CLS (Multiline retail)+	118,800	5,634
*	PIK Group - CLS (Real estate development & management)**	489,800	12,343
*	PIK Group - Sponsored GDR 144A (Real estate development & management)**	98,400	2,480
*	Sberbank - CLS (Commercial banks)+	5,720,000	17,955
	Vimpel-Communications † (Wireless Telecommunication Services)	295,700	8,838
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	481,700	14,268

			61,518

	South Africa - 3.3%
*	Eastern Platinum, Ltd. (Metals & mining)	1,390,000	4,388
	MTN Group, Ltd. (Wireless telecommunication services)	1,292,200	19,643
	Spar Group Limited (Food & staples retailing)	151,400	907
	Wilson Bayly Holmes-Ovcon Ltd. (Construction & engineering)	364,800	5,888

			30,826

	South Korea - 5.5%
	Hana Tour Service Inc. (Hotels, restaurants & leisure)	55,200	2,804
	LG Household & Health Care Ltd. (Household products)	57,799	9,984
	Megastudy Co. Ltd. Inc. (Diversified consumer services)	15,010	5,006
*	NHN Corporation (Internet software & services)	86,300	20,266
	Taewoong Co., Ltd. (Machinery)	165,300	13,113

			51,173

	Taiwan - 2.9%
	Himax Technologies, Inc. - ADR (Semiconductors & semiconductor equipment)	1,807,424	8,766
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment & instruments)	3,237,033	18,636

			27,402

	Turkey - 2.4%
*	Bim Birlesik Magazalar A.S. (Food & staples retailing)	141,200	11,193
	Coca Cola Icecek A.S. (Beverages)	603,600	4,833
	Turkiye Garanti Bankasi A.S. (Commercial banks)	1,396,800	6,315

			22,341

	United Arab Emirates - 3.6%
	Arabtec Holding Company (Construction & Engineering)	2,120,600	6,979
	DP World Ltd. (Marine)	19,980,300	18,981
	Lamprell plc (Energy equipment & services)	731,400	5,817
*	National Central Cooling Company (Building Products)	3,207,004	2,107

			33,884

	Total Common Stock - 95.4% (cost $804,273)		887,319

	Preferred Stock
	Brazil - 2.7%
	All America Latin Logistica (Road & rail)	797,400	8,043
	Banco Sofisa S.A. (Commercial banks)	686,200	3,422
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	325,340	13,718

			25,183

	Total Preferred Stock - 2.7% (cost $18,953)		25,183

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,336,883	1,337

	Total Investment in Affiliate - 0.1% (cost $1,337)		1,337

Short-Term Investments
American Express Credit Corp. Demand Note, VRN, 2.554%, due 4/1/08	$375,000	375
Prudential Funding Demand Note, VRN, 2.930%, due 4/1/08	483,000	483

Total Short-Term Investments - 0.1% (cost $858)		858

Repurchase Agreement
State Street Bank and Trust Company, 2.100%, dated 3/31/08, due 4/1/08 repurchase price $10,752, collateralized by U.S. Treasury Bill, due 4/15/10, 8.75%		10,751

Total Repurchase Agreement - 1.2% (cost $10,751)		10,751

Total Investments - 99.5% (cost $836,172)		925,448
Cash and other assets, less liabilities - 0.5%		4,339

Net Assets - 100.0%		$929,787

*	Non-income producing security

ADR = American Depository Receipt

GDR = Global Depository Receipt

+ = U.S. listed foreign security

VRN = Variable Rate Note

**	Fair value pursuant to Valuation Procedures adopted by Board of Trustees. This holding represents 1.33% of the Fund’s net assets at March 31, 2008. This security was also deemed illiquid pursuant to Liquidity Procedures securities pursuant to Valuation Procedures adopted by the Board of Trustees.

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

William Blair Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

Issuer		Shares or Principal Amount	Value
Common Stock
	Brazil - 7.1%
	Bovespa Holding S.A. (Diversified financial services)	108,500	$1,462
	CIA Vale Do Rio Doce - Pref A - ADR (Metals & mining)	28,200	977
*	MMX Mineracao e Metalicos S.A.	600	323
	Redecard SA (IT services)	31,700	527
	Weg S.A. (Machinery)	47,000	525

			3,814

	Chile - 2.1%
*	Cencosud S.A. -ADR 144A (Specialty retail)	8,800	568
	S.A.C.I. Falabella S.A. (Multiline retail)	102,108	553

			1,121

	China - 13.5%
	Belle International Holdings Limited (Specialty retail)	551,000	577
	China Communications Construction Co.Ltd. (Construction & engineering)	507,000	1,136
*	China Merchants Bank Co. Ltd (Commercial banks)	326,500	1,147
	China Mobile Ltd. (Wireless telecommunication services)	112,500	1,690
*	China Vanke Company Ltd. (Real estate management & development)	264,900	594
	CNOOC Limited (Oil, gas & consumable fuels)	1,021,000	1,504
	Country Garden Holdings Company (Real estate management & development)	639,000	556

			7,204

	Egypt - 3.3%
	Orascom Construction Industries (Construction & engineering)	23,267	1,760

	Indonesia - 1.0%
	PT Bank Rakyat Indonesia (Commercial banks)	778,500	537

	India - 21.3%
*	ABB Ltd. India (Electrical equipment)	18,800	556
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	32,900	1,694
*	Bharti Airtel Ltd. (Wireless telecommunication services)	53,800	1,113
*	Cairn India Ltd. (Oil, gas & consumable fuels)	206,200	1,154
	DLF Ltd. (Real estate management & development)	65,529	1,060
	HDFC Bank Ltd. ADR (Commercial banks)	5,300	521
	Housing Development Finance Corp. (Thrifts & mortgage finance)	24,729	1,475
	Infosys Technologies Limited (IT services)	29,400	1,061
	Larsen & Toubro Ltd. (Construction & engineering)	21,414	1,633
	Unitech Limited (Real estate management & development)	79,800	553
	Vendanta Resources plc (Metals & mining)	13,400	558

			11,378

	Israel - 3.1%
	Teva Pharmaceutical Industries Ltd. ADR (pharmaceuticals)	35,900	1,658

	Luxemburg - 2.0%
*	Millicom International Cellular S.A. (Wireless telecommunication services) +	11,000	1,040

	Malaysia - 2.1%
	Bumiputra Commerce Holding Bhd (Commercial banking)	348,900	1,092

	Mexico - 9.6%
	America Movil S.A. (Wireless telecommunication services)	626,900	1,997
	Grupo Financiero Banorte S.A. de C.V. (Commercial banks)	254,300	1,102
	Wal-Mart de Mexico Sab de C.V. (Food & staples retailing)	482,600	2,057

			5,156

Peru - 1.0%
Credicorp Ltd. (Commercial banks)+	7,500	538

Russia - 6.9%
PIK Group - Sponsored GDR 144A (Real estate development & management)**	37,400	942
* Sberbank - CLS (Commercial banks)+	347,000	1,089
Vimpel Communications-ADR (Wireless telecommunication services)	36,700	1,097
* X5 Retail Group N.V. - GDR (Food & staples retailing)	18,600	551

		3,679

South Korea - 1.1%
* NHN Corporation (Internet software & services)	2,500	587

Taiwan - 2.8%
Hon Hai Precision Industry Co., Ltd. (Electronic equipment & instruments)	263,000	1,514

Turkey - 0.9%
Turkiye Garanti Bankasi A.S. (Commercial banks)	105,551	477

South Africa - 4.3%
MTN Group, Ltd. (Wireless telecommunication services)	151,043	2,296

United Arab Emerites - 1.9%
DP World Ltd. (Marine) +	1,068,677	1,015

Total Common Stock - 84.0%
(Cost $44,636)		44,866

Preferred Stock
Brazil - 5.0%
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	51,200	2,159
All America Latin Logistica (Road & rail)	51,900	524

Total Preferred Stock - 5.0%
(Cost $2,742)		2,683

Investment in Affiliate
William Blair Ready Reserves Fund
Total Investment in Affiliate - 4.7%
(Cost $2,500)	2,500,000	2,500

Repurchase Agreement
State Street Bank and Trust Company, 2.100%
dated 3/31/08, due 4/01/08,
repurchase price $4,422, collateralized by
U.S. Treasury Bill, due 4/15/10
Total Repurchase Agreement - 8.3%
(Cost $4,422)	4,421,649	4,422

Total Investments - 102.0%
(Cost $54,300)		54,471

Cash and other assets, less liabilities - (2.0)%	(1,074)

Total Net Assets - 100.0%	$53,397

*	Non-income producing securities

ADR	= American Depository Receipt

GDR	= Global Depository Receipt

VRN	= Variable Rate Note

+ = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments

William Blair Value Discovery Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock

	Energy - 5.2%
*	Forest Oil Corporation	19,478	954
*	Petrohawk Energy Corporation	52,048	1,050
*	TETRA Technologies, Inc.	20,075	318

			2,322

	Materials - 8.2%
	Arch Chemicals, Inc.	14,610	544
	CF Industries Holdings, Inc.	2,185	226
	H.B. Fuller Company	17,630	360
	Minerals Technologies Inc.	7,050	443
*	Quanex Corporation	15,865	821
	Silgan Holdings, Inc.	13,935	691
	Texas Industries, Inc.	9,820	590

			3,675

	Industrials - 15.7%
	ABM Industries Incorporated	20,990	471
	Acuity Brands, Inc.	12,425	534
	Brady Corporation	16,455	550
	CLARCOR, Inc.	12,595	448
*	EMCOR Group, Inc.	25,440	565
*	Esco Technologies, Inc.	12,425	493
	G & K Services, Inc.	12,425	442
	Interface Inc., Class “A”	25,605	360
	Kaydon Corporation	11,080	487
*	Old Dominion Freight Line, Inc.	7,555	240
	Simpson Manufacturing Co., Inc.	8,645	235
	Tal International Group, Inc.	28,460	671
	Toro Company	11,730	485
	Triumph Group, Inc.	10,745	612
	Watson Wyatt Worldwide, Inc.	7,975	453

			7,046

	Consumer Discretionary - 10.6%
*	Aftermarket Technology Corp.	19,815	385
	Ameristar Casinos, Inc.	24,600	449
	Callaway Golf Company	36,940	542
*	Cavco Industries, Inc.	5,625	197
	Christopher & Banks Corporation	53,477	534
	Entercom Communications Corporation	25,773	256
	Interactive Data Corporation	15,615	445
*	Jack In The Box Inc.	23,005	618
*	Rent-A-Center, Inc.	27,370	502
	Wolverine World Wide, Inc.	27,450	796

			4,724

	Consumer Staples -2.4%
	Flowers Foods, Inc.	26,395	653
	J&J Snack Foods	16,117	443

			1,096

	Health Care - 4.5%
*	Magellan Health Services	10,325	410
*	Pediatrix Medical Group	13,180	888
*	Varian, Inc.	12,509	725

			2,023

	Financials -28.6%
*	Argonaut Group, Inc. †	21,827	775
	Ashford Hospitality Trust, Inc.	109,270	621
	Astoria Financial Corporation	27,035	734
	Bank Of Hawaii Corporation	14,020	695
	Cogdell Spencer, Inc.	26,530	417
*	Community Bancorp	29,085	394
*	CRM Holdings, Ltd. †	39,290	197
	Employers Holdings, Inc.	30,645	568
	First Midwest Bancorp Incorporated	26,531	737
	First Niagara Financial Group, Inc.	47,600	647
	First Potomac Realty Trust	29,045	446
	FirstMerit Corporation	34,590	715
	Hanover Insurance Group, Inc.	20,235	832
	Jones Lang LaSalle, Inc.	2,685	208
	Kite Realty Group Trust	54,065	757
	Lasalle Hotel Properties	15,865	456
	MeadowBrook Insurance Group, Inc.	60,865	475
	Mid-American Apartment Communities, Inc.	15,530	774
	Old National Bancorp	31,985	576
*	PMA Capital Corporation, Class “A”	61,703	527
	Webster Financial Corporation	23,635	659
	Wilmington Trust Corporation	18,555	577

			12,787

	Information Technology - 12.9%
*	Anixter International, Inc.	8,985	575
*	Avid Technology, Inc.	18,871	459
*	EarthLink, Inc.	81,520	615
*	Entegris, Inc.	69,343	499
*	Parametric Technology Corporation	47,670	762
*	Progress Software Corporation	16,875	505
*	Semitool, Inc.	73,374	610
*	SRA International, Inc.	20,315	494
*	Sybase, Inc.	30,725	808
	United Online, Inc.	41,135	434

			5,761

	Telecommunication Services - 1.5%
*	Syniverse Holdings, Inc.	39,110	652

	Utilities - 6.0%
	ALLETE, Inc.	15,195	587
	Avista Corporation	23,925	468
	Cleco Corporation	27,535	611
	Northwest Natural Gas Company	10,580	460
	South Jersey Industries, Inc.	15,700	551

			2,677

	Total Common Stock - 95.6% (Cost $43,745)		42,763

	William Blair Ready Reserves Fund	31,189	31

	Total Investment in Affiliate -0.1% (Cost $31)		31

Short-Term Investments
Prudential Funding Demand Note, VRN 2.930%, due 4/1/08	$700,000	700

Total Short-Term Investments - 1.5% (Cost $700)		700

Repurchase Agreement
State Street Bank and Trust Company, 2.100% dated 3/31/08 due 4/1/08 repurchase price $1,419 collateralized by Treasury Bill 4/15/10	1,417,956	1,418

Total Repurchase Agreement - 3.2% (Cost $1,418)		1,418

Total Investments - 100.1% (Cost $45,894)		44,912

Liabilities, plus cash and other assets - (0.4)%		(160)

Net Assets - 100.0%		44,752

*	Non-income producing securities

† = U.S. listed foreign security

VNR	= Variable Rate Note

See accompanying Notes to Portfolio of Investments

Bond Fund

Portfolio of Investments, March 31, 2008 (all amounts in thousands) (unaudited)

		Principal Amount/ Shares	Value
U.S. Government and U.S. Government Agency - 60.4%

U.S. Treasury - 21.5%
U.S. Treasury Note, 3.125%, due 9/15/08		$2,500	$2,520
U.S. Treasury Note, 4.750%, due 2/15/10		3,950	4,178
U.S. Treasury Note, 4.250%, due 9/30/12		1,950	2,107
U.S. Treasury Note, 4.750%, due 5/15/14		2,300	2,582
U.S. Treasury Note, 5.125%, due 5/15/16		2,950	3,361
U.S. Treasury Note, 7.125%, due 2/15/23		325	431
U.S. Treasury Note, 4.500%, due 2/15/36		1,000	1,033

Total U.S. Treasury Obligations		14,975	16,212

Government National Mortgage Association (GNMA)- 1.0%
#357752, 7.000%, due 4/15/09		2	2
GNR 2006-67 GB, 4.126%, due 9/16/34		725	729

Total GNMA Mortgage Obligations		727	731

Federal Home Loan Bank (FHLB)- 0.5%
4.750%, due 12/16/16		325	342

Total FHLB Mortgage Obligations		325	342

Federal Home Loan Mortgage Corp. (FHLMC) - 6.0%
#G10330, 7.000%, due 1/1/10		31	32
#G90024, 7.000%, due 1/20/13		134	140
#G30093, 7.000%, due 12/1/17		63	67
#G30254, 6.500%, due 5/1/19		108	113
#G30255, 7.000%, due 7/1/21		144	153
#G18137, 6.500%, due 8/1/21		216	226
#E02360, 6.500%, due 7/1/22		1,060	1,102
#D95897, 5.500%, due 3/1/23		437	445
#C90896, 6.500%, due 2/1/25		1,055	1,099
#G10728, 7.500%, due 7/1/32		451	488
#C01385, 6.500%, due 8/1/32		622	650

Total FHLMC Mortgage Obligations		4,321	4,515

Federal National Mortgage Association (FNMA) - 31.4%
#535559, 7.500%, due 9/1/12		782	809
#598453, 7.000%, due 6/1/15		26	27
#689612, 5.000%, due 5/1/18		828	841
#747903, 4.500%, due 6/1/19		690	689
#253847, 6.000%, due 5/1/21		502	519
#900725, 6.000%, due 8/1/21		446	460
#545437, 7.000%, due 2/1/32		342	364
#254548, 5.500%, due 12/1/32		1,893	1,919
#555522, 5.000%, due 6/1/33		858	851
#190337, 5.000%, due 7/1/33		732	726
#254868, 5.000%, due 9/1/33		1,507	1,496
#555880, 5.500%, due 11/1/33		899	910
#725027, 5.000%, due 11/1/33		1,207	1,197
#725205, 5.000%, due 3/1/34		937	930
#725238, 5.000%, due 3/1/34		943	936
#725220, 5.000%, due 3/1/34		1,780	1,766
#725424, 5.500%, due 4/1/34		965	977
#725611, 5.500%, due 6/1/34		754	764
#745092, 6.500%, due 7/1/35		988	1,030
#845188, 6.000%, due 12/1/35		918	942
#848782, 6.500%, due 1/1/36		1,438	1,492
#256859, 5.500%, due 8/1/37		1,803	1,799
#888967, 6.000%, due 12/1/37		2,158	2,227

Total FNMA Mortgage Obligations		23,396	23,671

	NRSRO Rating	Principal Amount/ Shares	Value
Non-Agency Mortgage-Backed Obligations - 5.9%
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M,
4.750%, due 7/25/18	AA+	$301	$297
First Plus 1997-4 M1
7.640%, due 9/11/23	AA	181	181
Aames Mortgage Trust, 2001-1, Tranche M2,
7.588%, due 6/25/31	A	133	99
LSSCO, 2004-2, Tranche M2,
6.537%, due 2/28/33, VRN*	A	219	195
CWL, 2003-5, Tranche MF2
5.959%, due 11/25/33	Aa1	244	158
Renaissance Home Equity Loan Trust, 2004-2, Tranche M5
6.455%, due 7/25/34	A	537	316
FHASI, 2004-AR4, Tranche 3A1,
4.603%, due 8/25/34, VRN	AAA	648	602
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,
6.352%, due 11/25/34	A	50	46
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,
6.530%, due 2/25/35*	A	23	17
Soundview Home Equity Loan Trust, 2005-B, Tranche M1,
5.635%, due 5/25/35	Aaa	412	372
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2A
4.840%, due 6/25/35	AAA	630	637
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2C
4.950%, due 6/25/35	AAA	295	292
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2B,
6.500%, due 6/25/35	AAA	325	325
Security National Mortgage Loan Trust, 2005-2A, Tranche M2,
7.321%, due 2/25/36*	A	125	98
Chase Mortgage Finance Corporation, 2006-A1, Tranche 2A3,
6.000%, due 9/25/36	AAA	700	614
Security National Mortgage Loan Trust, 2006-1A, Tranche M2,
7.500%, due 9/25/36*	A	80	61
Mid-State Trust 2004-1, Tranche A
6.005%, due 8/15/37	AAA	72	73
Statewide Mortgage Loan Trust, 2006-1A, Tranche A2,
7.660%, due 9/25/37*	AAA	70	66
ACE, 2005-SN1, Tranche M2,
5.770%, due 11/25/39, VRN	A+	50	17

Total Non-Agency Mortgage-Backed Obligations		5,095	4,466

Corporate Obligations - 28.8%
CIT Group Inc.,
4.000%, due 5/8/08	A-	250	245
Consolidated Edison Company of New York,
7.150%, due 12/1/09	A1	500	528
Household Finance Corporation,
8.000%, due 7/15/10	AA-	500	528
Bank of America Corporation,
4.250%, due 10/1/10	Aa1	500	508
Morgan Stanley Dean Witter & Company,
6.600%, due 4/1/12	AA-	600	622
General Electric Capital Corporation,
6.000%, due 6/15/12	AAA	600	640
Simon Property Group, Inc.,
6.350%, due 8/28/12	A-	500	508
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB-	400	424
Boeing Capital Corporation,
5.800%, due 1/15/13	A+	400	432
Wells Fargo & Company,
4.375%, due 1/31/13	AA+	350	348
PepsiCo, Inc.
4.650%, due 2/15/13	Aa2	550	569
Verizon Communications,
4.350%, due 2/15/13	A+	600	588
Weatherford International, Ltd.,
5.150%, due 3/15/13	BBB+	650	651
SBC Communications,
5.100%, due 9/15/14	A	700	695
CODELCO, Inc. - 144A,
4.750%, due 10/15/14	Aa3	400	399
Johnson Controls, Inc.
5.500%, due 1/15/16	A-	400	408
ProLogis,
5.750%, due 4/1/16	BBB+	400	367
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	400	397
Yum!, Brands, Inc.,
6.250%, due 4/15/16	BBB-	400	405

Bond Fund

Portfolio of Investments, March 31, 2008 (all amounts in thousands) (unaudited)

Principal Amount	NRSRO Rating	Principal Amount/ Shares	Value
Corporate Obligations - (continued)
SAB Miller plc,
6.500%, due 7/1/16	BBB+	400	434
Petrobras International Finance Company,
6.125%, due 10/6/16	BBB-	400	399
DuPont (E.I.) de Nemours,
5.250%, due 12/15/16	A	500	505
MGM Mirage
7.625%, due 1/15/17	BB	500	455
J.P. Morgan Chase & Co.
6.125%, due 6/27/17	Aa3	600	626
Lehman Brothers Holdings
6.500%, due 7/19/17	A+	610	579
Kimberly-Clark,
6.125%, due 8/1/17	A+	600	648
American Express,
6.150%, due 8/28/17	A+	600	597
IBM Corporation,
5.700%, due 9/14/17	A+	700	733
Exelon Generation Company, LLC.
6.200%, due 10/1/17	BBB+	600	594
Union Pacific Corporation,
5.750%, due 11/15/17	BBB	525	531
Tesco plc,
5.500%, due 11/15/17	A+	600	612
Abbott Laboratories,
5.600%, due 11/30/17	AA	600	628
Ras Laffan Lng II,
5.298%, due 9/30/20	Aa2	400	391
Southwest Airlines Co.,
6.150%, due 8/1/22	AA-	491	478
Kroger Company,
8.000%, due 9/15/29	BBB-	400	452
Conoco Phillips Funding Company,
7.250%, due 10/15/31	A1	400	467
Kohl’s Corporation,
6.00%, due 1/15/33	BBB+	400	321
Goldman Sachs Group, Inc.,
6.125%, due 2/15/33	AA-	400	364
Pacific Gas and Electric Company,
6.050%, due 3/1/34	A3	250	245
Teva Pharmaceutical Finance LLC,
6.150%, due 2/1/36	BBB+	300	292
Wisconsin Electric Power Company,
5.700%, due 12/1/36	A1	500	471
Comcast Corporation,
6.450%, due 3/15/37	BBB+	300	283
Target Corporation,
6.500%, due 10/15/37	A+	500	483
McDonald’s Corporation,
6.300%, due 3/1/38	A	500	512
Florida Power and Light Group Capital, Inc.
6.650%, due 6/15/67, VRN	A3	300	277

Total Corporate Obligations		21,476	21,639

Total Fixed Income - 95.1% (Cost $70,673)		70,315	71,576

Preferred Stock
Public Storage, Inc.		10,000	213

Total Preferred Stock - 0.3% (cost $245)		10,000	213

Total Long-Term Investments - 95.4% (cost $70,918)			71,789

Short-Term Investments
American Express Credit Corp. Demand Note,
VRN 2.554%, due 4/1/08	A+	$1,869	1,869
Prudential Funding Demand Note,	A+	2,048	2,048

VRN 2.930%, due 4/1/08
Total Short-Term Investments - 5.2% (cost $3,917)		3,917	3,917

Total Investments - 100.6% (cost $74,835)			75,706
Liabilities, plus cash and other assests - (0.6)%			(429)

Net Assets - 100.0%			$75,277

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The	obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees. These holdings represent 0.58% of the net assets at March 31,2008.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2008 (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. Government and U.S. Government Agency - 48.7%

U.S. Treasury - 23.4%
U.S. Treasury Note,	$7,000	$7,623
6.500%, due 2/15/10
U.S. Treasury Note,	18,445	19,933
4.250%, due 9/30/12
U.S. Treasury Note,	5,000	5,613
4.750%, due 5/15/14
U.S. Treasury Note,	8,560	9,752
5.125%, due 5/15/16
U.S. Treasury Note,	2,000	2,213
4.750%, due 8/15/17

Total U.S. Treasury Obligations	41,005	45,134

Government National Mortgage Association (GNMA)- 1.8%
#780405, 9.500%, due 11/15/17	373	407
#589335, 6.500%, due 10/15/22	1,638	1,702
#357322, 7.000%, due 9/15/23	188	202
#616250, 6.000%, due 2/15/24	1,165	1,210

Total Government National Mortgage Association	3,364	3,521

Small Business Administration - 0.0%
Receipt for Multiple Originator Fees, #3,	—	8

0.821%, due 11/01/08 (Interest Only) WAC
Federal Home Loan Mortgage Corp. (FHLMC) - 7.4%
1612 SE, 8.100%, due 11/15/08	116	116
#G90028, 7.000%, due 5/17/09	53	53
#E80050, 6.000%, due 10/1/09	89	90
#G90019, 7.500%, due 12/17/09	105	106
#E00436, 7.000%, due 6/1/11	248	257
#G10708, 6.500%, due 8/1/12	160	168
#E72924, 7.000%, due 10/1/13	677	710
#E81697, 8.000%, due 5/1/15	1,698	1,804
#E81703, 7.000%, due 5/1/15	694	727
#E81908, 8.500%, due 12/1/15	106	120
#J02184, 8.000%, due 4/1/16	1,208	1,280
#G12258, 6.000%, due 8/1/16	1,873	1,932
#G90022, 8.000%, due 9/17/16	506	534
#E90398, 7.000%, due 5/1/17	1,085	1,139
#M30028, 5.500%, due 5/1/17	188	192
#G90027, 6.000%, due 11/17/17	999	1,027
#J02986, 6.500%, due 7/1/21	66	69
#C67537, 9.500%, due 8/1/21	80	88
#D95621, 6.500%, due 7/1/22	2,759	2,882
#A45790, 7.500%, due 5/1/35	836	904

Total FHLMC Mortgage Obligations	13,546	14,198

Federal National Mortgage Association (FNMA) - 16.1%
#1993-196, Tranche SA,11.320%, due 10/25/08,VRN	60	60
#1993-221, Tranche SG, 9.573%, due 12/25/08, VRN	57	58
#765396 5.500%, due 1/1/09	39	39
#2002-27, Tranche SW, 14.305%, due 5/25/2009 VRN	789	839
#695512, 8.000%, due 9/1/10	208	214
#725479, 8.500%, due 10/1/10	291	296
#313816, 6.000%, due 4/1/11	234	240
#577393, 10.000%, due 6/1/11	126	137
#577395, 10.000%, due 8/1/11	516	564
#254788, 6.500%, due 4/1/13	374	391
#725315, 8.000%, due 5/1/13	384	404
#593561, 9.500%, due 8/1/14	308	337
#567027, 7.000%, due 9/1/14	1,302	1,368
#567026, 6.500%, due 10/1/14	1,092	1,146
#458124, 7.000%, due 12/15/14	225	235
#576554, 8.000%, due 1/1/16	1,236	1,307
#576553, 8.000%, due 2/1/16	2,005	2,155
#555747, 8.000%, due 5/1/16	293	308
#735569, 8.000%, due 10/1/16	1,591	1,678
#725410, 7.500%, due 4/1/17	1,020	1,069
#643217, 6.500%, due 6/1/17	334	350
#679247, 7.000%, due 8/1/17	1,440	1,535
#740847, 6.000%, due 10/1/18	1,060	1,093
#852864, 7.000%, due 7/1/20	2,792	2966
#458147, 10.000%, due 8/15/20	699	836
#835563, 7.000%, due 10/1/20	1,091	1,162
#735574, 8.000%, due 3/1/22	676	736
#679253, 6.000%, due 10/1/22	1,576	1,631
#1993-19, Tranche SH, 11.234%, due 4/25/23, VRN	11	12
#806458, 8.000%, due 6/1/28	754	822
#880155, 8.500%, due 7/1/29	1,247	1,370
#797846, 7.000%, due 3/1/32	1,421	1,511
#745519, 8.500%, due 5/1/32	753	827
#654674, 6.500%, due 9/1/32	251	262
#733897, 6.500%, due 12/1/32	470	491
#888305, 7.000%, due 3/1/36	2,565	2,731

Total FNMA Mortgage Obligations	29,290	31,180

Income Fund

Portfolio of Investments, March 31, 2008 (all amounts in thousands) (unaudited)

	NRSRO Rating	Principal Amount	Value
Non-Agency Mortgage-Backed Obligations - 10.7%
ABFS, 2002-2, Tranche A6,	AAA	114	115
5.850%, due 3/15/19
First Plus, 1997-4, Tranche M1,	AA	1,041	1,040
7.640%, due 9/11/23
First Plus, 1997-4, Tranche M2,	A	220	211
7.830%, due 9/11/23
First Plus, 1997-4, Tranche A8,	AAA	73	73
7.810%, due 9/11/23
First Plus, 1998-2, Tranche M2,	A	139	136
8.010%, due 5/10/24
First Plus, 1998-3, Tranche M2,	A	373	367
7.920%, due 5/10/24, VRN
Bear Stearns ABS, 2001-A, Tranche M1,	AA	141	141
8.040%, due 2/15/31
Aames Mortgage Trust, 2001-1, Tranche M2,	A	1,216	904
7.588%, due 6/25/31
Security National Mortgage Loan Trust, 2004-1A, Tranche M2,	A	1,292	1,228
6.750%, due 06/25/32
LSSCO, 2004-2, Tranche M1,	AA	571	571
6.537%, due 2/28/33, VRN*
LSSCO, 2004-2, Tranche M2,	A	437	390
6.537%, due 2/28/33, VRN*
ABFS, 2002-2, Tranche A-7,	AAA	16	16
5.215%, due 7/15/33, VRN
Residential Asset Mortgage Products, 2003-RS9, Tranche MI2,	A	1,256	759
6.300%, due 10/25/33
ACE, 2004-SD1, Tranche M3,	BBB	2,099	999
5.349%, due 11/25/33, VRN
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,	A	2,200	2,009
6.352%, due 11/25/34
Security National Mortgage Loan Trust, 2005-1A, Tranche B1,	BBB	888	631
7.450%, due 2/25/35*
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,	A	1,378	1,006
6.530%, due 2/25/35*
Soundview Home Equity Loan Trust, 2005-B, Tranche M1	Aaa	1,039	937
5.635%, due 5/25/35
Security National Mortgage Loan Trust, 2005-2A, Tranche B1,	BBB	1,550	853
7.750%, due 2/25/36*
Security National Mortgage Loan Trust, 2005-2A, Tranche M2,	A	2,075	1,626
7.321%, due 2/25/36*
Security National Mortgage Loan Trust, 2006-1A, Tranche M2,	A	2,195	1,668
7.500%, due 9/25/36*
Security National Mortgage Loan Trust, 2006-2A, Tranche M2,	A	600	536
7.500%, due 10/25/36*
Security National Mortgage Loan Trust, 2006-3A, Tranche M2,	A	1,000	840
7.500%, due 1/25/37*
Blackrock Capital Finance, 1997-R1 WAC,	AAA	289	266
7.857%, due 3/25/37, VRN*
Statewide Mortgage Loan Trust, 2006-1A, Tranche A2,	AAA	2,638	2,497
7.660%, due 9/25/37*
ACE, 2005-SN1, Tranche M1,	AA+	1,075	538
5.520%, due 11/25/39
ACE, 2005-SN1, Tranche M2,	A+	625	216
5.770%, due 11/25/39

Total Non-Agency Mortgage-Backed Obligations		26,540	20,573

Income Fund

	NRSRO Rating	Shares or Principal Amount	Value
Corporate Obligations - 35.2%
Philips Petroleum,
8.750%, due 5/25/10	A	$1,500	$1,674
HSBC Finance Corporation,
8.000%, due 7/15/10	AA-	1,450	1,530
Textron Inc.,
4.500%, due 8/1/10	A-	1,250	1,289
Boeing Capital Corporation,
7.375%, due 9/27/10	A+	1,549	1,710
Lehman Brothers Holdings, Inc.,
6.625%, due 1/18/12	A+	1,650	1,666
BHP Billiton Finance,
5.125%, due 3/29/12	A+	1,195	1,215
Morgan Stanley Dean Witter & Company,
6.600%, due 4/1/12	AA-	1,750	1,814
General Electric Capital Corporation,
6.000%, due 6/15/12	AAA	1,650	1,759
Citigroup, Inc.,
5.625%, due 8/27/12	AA-	1,675	1,658
Cox Communication Inc,
7.125%, due 10/1/12	BBB-	1,500	1,589
Wells Fargo & Company,
4.375%, due 1/31/13	AA+	900	895
Kroger Company,
5.500%, due 2/1/13	BBB	1,000	1,034
Ohio Power Company,
5.500%, due 2/15/13	A3	1,900	1,960
PepsiCo, Inc.
4.650%, due 2/15/13	A+	1,450	1,501
Verizon Communications,
4.350%, due 2/15/13	A	1,725	1,690
Weatherford International, Ltd.,
5.150%, due 3/15/13	BBB+	1,000	1,001
American Movil SA,
5.500%, due 3/1/14	A3	2,000	2,012
Bank of America Corporation,
5.375%, due 6/15/14	AA	1,575	1,620
AT&T, Inc.
5.100%, due 9/15/14	A	1,750	1,739
Goldman Sachs Group, Inc.,
5.000%, due 10/1/14	AA-	2,000	1,944
Codeloc Inc.,
4.750%, due 10/15/14*	A	1,815	1,810
United Technologies Corporation,
4.875%, due 05/01/15	A	1,500	1,526
Pemex Master Trust,
5.750%, due 12/15/15	BBB+	2,000	2,080
Johnson Controls, Inc.,
5.500%, due 1/15/16	A-	1,925	1,962
Teva Pharmaceutucal Finance LLC.
5.500%, due 2/1/16	BBB+	2,000	2,014
ProLogis,
5.750%, due 4/15/16	BBB+	1,500	1,377
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	2,000	1,987
YUM! Brands, Inc.,
6.250%, due 4/15/16	BBB-	1,939	1,962
Sabmiller PLC,
6.500%, due 7/1/16	BBB+	1,600	1,735
Petrobras International Finance Corporation,
6.125%, due 10/6/16	BBB-	2,000	1,994
Comcast Corporation,
6.500%, due 1/15/17	BBB+	1,000	1,021
BHP Billiton Finance,
5.400%, due 3/29/17	A+	1,000	974
J.P. Morgan Chase & Company,
6.125%, due 6/27/17	A+	1,750	1,825
Kimberly - Clark Corporation
6.125%, due 8/1/17	A+	2,000	2,161
American Express,
6.150%, due 8/28/17	A+	1,500	1,493
IBM Corporation,
5.700%, due 9/14/17	A+	1,750	1,833
Exelon Generation Company, LLC
6.200%, due 10/1/17	A3	2,000	1,982
Tesco PLC,
5.500%, due 11/15/17	A+	1,750	1,785
Abbott Laboratories,
5.600%, due 11/30/17	AA	1,650	1,726
Ras Laffan Lng II,
5.298%, due 9/30/20*	Aa2	2,000	1,956
Southwest Airlines Company,
6.150%, due 8/1/22	AA-	1,621	1,577

Total Corporate Obligations		66,769	68,080

Total Long Term Investments - 94.6% (cost $185,220)		181,580	182,694

Short-Term Investments
American Express Credit Corp. Demand Note,	A+	$2,000	2,000
VRN 2.554%, due 4/1/08
Prudential Funding Demand Note,
VRN 2.930%, due 4/1/08	A+	2,000	2,000

Total Short-Term Investments - 2.1% (cost $4,000)		4,000	4,000

Repurchase Agreement
State Street Bank & Trust Company, 2.10% dated 3/31/08 due 4/1/08,
repurchase price $5,084, collateralized by U.S. Treasury Bill, due 4/15/10		5,083	5,083

Total Repurchase Agreement - 2.6% (Cost $5,083)		5,083	5,083

Total Investments - 98.1% (cost $194,303)		189,597	191,777

Cash and other assets, less liabilities - 0.7%			1,447

Net Assets - 100.0%			$193,224

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees. These holdings represent 7.58% of the net assets at March 31, 2008.

See accompanying Notes to Portfolios of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2008 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Agency Fixed Rate Notes - 6.0%
Federal Home Loan Bank (FHLB),
4.125% - 6.045%, 4/7/08 - 6/18/08	$21,971	$21,938
Federal Home Mortgage Corporation, (FHLMC),
3.00% - 5.750%, 4/15/08 - 6/13/08	27,631	27,589
Federal National Mortgage Association (FNMA),
2.650% - 6.230%, 4/10/08 - 8/15/08	45,184	45,101

Total U.S. Agency Fixed Rate Notes	94,786	94,628

U.S. Agency Variable Rate Notes - 4.2%
Federal Farm Credit (FFCB),
2.538% - 2.989%, 8/1/08 - 10/28/08	13,633	13,634
Federal Home Loan Bank (FHLB),
2.650% - 4.519%, 8/15/08 - 1/8/09	52,019	52,013

Total U.S. Agency Variable Rate Notes	65,652	65,647

U.S. Agency Discount Notes - 8.3%
Federal Home Loan Bank (FHLB),
2.000% - 3.580%, 4/11/08 - 5/23/09	65,000	64,860
Federal Home Loan Mortgage Corporation (FHLMC),
2.240% - 2.730%, 4/4/08 - 6/2/08	45,000	44,914
Federal National Mortgage Association (FNMA),
1.850% -2.732%, 5/23/08 - 6/18/08	20,000	19,920

Total U.S. Agency Discount Notes	130,000	129,694

Canadian Government Fixed Rate Notes - 0.2%
Canadian Government,
5.25%, 11/5/08	2,528	2,521

Total Canadian Government Fixed Rate Notes	2,528	2,521

Fixed Rate Notes - 25.1%
Abbott Laboratories,
3.500% , 2/17/09	3,880	3,878
American General Finance Corp,
2.750%, 6/15/08	20,091	20,135
American Honda Finance Corp,
3.168% - 4.525%, 4/10/08 - 11/6/08	32,416	32,421
AT&T Corporation,
3.155%, 5/15/08	21,166	21,173
Atlantic Richfield,
5.900%, 4/15/09	1,037	1,019
Berkshire Hathaway,
3.130% - 3.375%, 5/16/08 - 10/15/08	41,567	41,610
BP Canada Finance,
3.625%, 1/15/09	1,998	1,999
Caterpillar Financial Services,
2.800% - 4.500%, 6/16/08 - 9/1/08	27,666	27,672
Colgate-Palmolive,
5.580%, 11/6/08	15,339	15,285
General Electric Capital Corporation,
3.120% - 3.500%, 4/1/09 - 4/1/09	20,796	20,830
Gillette Company,
2.500%, 6/1/08	5,361	5,462
John Deere Capital Corp,
3.115% - 4.500%, 6/10/08 - 8/25/08	21,227	21,216
National Rural Utility Coop,
6.420%, 5/1/08	3,516	3,509
Pfizer, Inc.,
3.300%, 3/2/09	5,767	5,764
Private Export Funding,
5.870%, 7/31/08	506	504
Procter & Gamble,
3.500%, 12/15/08	13,410	13,416
Target Corporation,
5.400%, 10/1/08	6,891	6,877
Toyota Motor Credit,
2.770% - 5.500%, 6/2/08 - 12/15/08	30,845	30,924
U.S. Bank,
3.900% - 6.300%, 7/15/08 - 12/15/08	38,324	38,253
Wal-Mart Stores,
3.375% - 4.891%, 6/16/08 - 10/1/08	41,226	41,300
Wells Fargo Financial,
3.120% - 6.250%, 4/4/08 - 4/1/09	38,825	38,913

Total Fixed Rate Notes	391,854	392,160

Variable Rate Notes - 6.7%
American Honda Finance Corp,
2.694% - 4.616%, 7/7/08 - 9/18/08	9,040	9,037
Bellsouth Corporation,
3.165%, 8/15/08	13,895	13,894
Caterpillar Financial Services,
3.314%, 10/28/08	3,298	3,298
General Electric Capital Corporation,
2.619% - 4.686%, 5/19/08 - 2/2/09	18,684	18,681
General Electric Company,
3.030%, 12/9/08	10,204	10,203
IBM Corporation,
3.079% - 3.120%, 9/2/08 - 2/13/09	12,492	12,495
John Deere Capital Corp,
2.779% - 4.308%, 7/15/08 - 9/25/08	10,277	10,273
PACCAR Financial,
3.109% - 3.140%, 9/2/08 -11/28/08	13,987	13,992
SBC Communications,
3.278%, 11/14/08	2,803	2,803
Toyota Motor Credit,
3.100%, 10/6/08	10,004	10,003

Total Variable Rate Notes	104,684	104,679

Asset-Backed Commercial Paper - 20.6%
Alpine Securitization,
3.050% - 3.150%, 4/9/08 - 4/21/08	14,950	14,935
Amsterdam Funding Corporation,
2.720% - 3.240%, 4/17/08 - 5/2/08	30,000	29,944
Chariot Funding, L.L.C.,
2.700%, 4/24/08	10,804	10,785
Daimler Chrysler Revolving Auto,
2.900% - 3.500%, 4/2/08 - 4/28/08	25,817	25,783
FCAR Owner Trust,
3.300% - 3.350%, 4/10/08 - 4/23/08	32,500	32,464
Jupiter Securitization Co. L.L.C.,
2.700% - 3.180%, 4/3/08 - 4/23/08	20,000	19,982
Kittyhawk Funding,
3.050% - 3.120%, 4/1/08 - 4/17/08	18,369	18,349
New Center Asset Trust,
3.250% - 3.300%, 4/2/08 - 4/8/08	30,000	29,989
Old Line Funding,
2.970% - 3.230%, 4/8/08 - 4/22/08	20,000	19,976
Park Avenue Receivables,
3.150%, 4/7/08	10,000	9,995
Ranger Funding,
2.750% - 3.240%, 4/1/08 - 4/22/08	30,000	29,975

Portfolio of Investments, March 31, 2008 (all amounts in thousands) (unaudited)

	Principal Amount	Amortized Cost
Asset-Backed Commercial Paper - (Continued)
Sheffield Receivables,
3.150% - 3.250%, 4/3/08 - 4/21/08	30,000	29,978
Thunder Bay Funding,
2.930% - 3.250%, 4/1/08 - 4/24/08	30,000	29,970
Windmill Funding Corporation,
3.000% - 3.240%, 4/16/08 - 4/25/08	20,000	19,967

Total Asset-Backed Commercial Paper	322,440	322,092

Commercial Paper - 19.4%
AIG Funding,
2.380% - 3.150% , 4/3/08 - 5/5/08	30,000	29,957
American General Finance,
2.670% , 4/25/08	10,000	9,982
Anheuser-Busch,
2.650% - 3.700%, 4/15/08 - 6/5/08	20,294	20,243
Chevron Funding,
2.250% - 2.320%, 4/16/08 - 4/21/08	15,000	14,982
Coca-Cola Company,
2.950%, 4/7/08	10,000	9,995
Conoco Phillips Qatar,
2.480% - 2.860%, 4/8/08 - 6/3/08	39,000	38,889
Du Pont (E.I.) de Nemours,
2.220% , 4/22/08	10,000	9,987
IBM Capital,
2.500%, 6/10/08	10,000	9,951
Metlife Funding,
2.840% , 4/9/08	10,000	9,994
National Rural Utility Coop,
2.320% - 2.860%, 4/7/08 - 4/23/08	25,000	24,974
PACCAR Financial,
2.490%, 6/12/08	11,200	11,144
Pfizer, Inc.,
2.650% - 4.410%, 5/7/08 - 7/7/08	45,000	44,715
Private Export Funding,
2.200% - 3.000%, 4/2/08 - 6/11/08	38,150	38,007
Procter and Gamble International Funding,
2.200%, 4/25/08	11,000	10,984
Toyota Motor Credit,
2.900%, 4/16/08	10,000	9,988
U.S.A.A. Capital Corporation,
2.760%, 5/15/08	10,000	9,966

Total Commercial Paper	304,644	303,758

Demand Notes - 9.6%
American Express Credit Corporation, VRN,
2.554%, 4/1/08	74,607	74,607
Prudential Funding, VRN,
2.930%, 4/1/08	75,327	75,327

Total Demand Notes	149,934	149,934

Total Investments - 100.1% (Cost $1,565,113)	1,566,522	1,565,113

Liabilities, plus cash and other assets - (0.1)%		(1,331)

Net Assets - 100.0%		$1,563,782

Portfolio Weighted Average Maturity		54 Days

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

William Blair Institutional International Growth Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (unaudited)

Issuer		Shares or Principal Amount	Value
Common Stock
Australia - 5.2%
	Macquarie Bank, Ltd. (Capital markets)	450,200	$21,732
	QBE Insurance Group Limited (Insurance)	937,800	19,188
	Seek Ltd. (Commercial services & supplies)	1,010,100	4,891
	United Group, Ltd. (Construction & engineering)	25,804	286
	Woolworths Limited (Food & staples retailing)	1,480,800	39,386
	WorleyParsons, Ltd. (Energy equipment & services)	497,733	15,255

			100,738

Brazil - 5.1%
	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	365,600	5,001
	Bolsa de Mercadorias & Futuros (Diversified financial services)	179,100	1,633
	Bovespa Holding S.A. (Diversified financial services)	1,040,100	14,019
*	BR Malls Participacoes S.A. (Real estate management & development)	665,100	5,928
	Companhia Vale do Rio Doce - ADR (Metals & mining)	803,400	27,830
	Cyrela Brazil Realty S.A. (Household durables)	410,400	5,379
	GVT Holding S.A. (Diversified Telecommunication Services)	349,100	6,585
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	84,700	1,231
	Localiza Rent a Car S.A. (Road & rail)	425,300	4,050
	Lojas Renner S.A. (Multiline retail)	319,000	6,018
*	MMX Mineracao e Metalicos S.A. (Metals & Mining)	16,400	8,832
	Redecard SA (IT services)	627,700	10,442
	Totvs S.A. (Software)	102,200	3,133

			100,081

Canada - 5.1%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)	188,900	5,090
	Canadian Western Bank (Commercial banks)	230,100	5,775
*	FNX Mining Company, Inc. (Metals & mining)	255,100	7,160
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	208,100	7,850
	Potash Corporation of Saskatchewan Inc. (Chemicals)	174,100	27,022
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	709,100	25,505
	Shoppers Drug Mart Corp. (Food & staples retailing)	404,700	20,479

			98,881

Switzerland - 9.8%
*	ABB Ltd. (Electrical equipment)	1,622,300	43,725
	Actelion (Biotechnology)	234,100	12,776
*	Barry Callebaut AG (Food products)	9,910	8,592
	Burckhardt Compression Holding AG (Machinery)	13,800	4,398
	EFG International (Capital markets)	202,954	6,951
	Geberit AG (Building products)	56,500	8,421
	Kuehne & Nagel International AG (Marine)	196,400	19,686
*	Meyer Burger Technology AG (Machinery)	6,600	2,035
	Nestle S.A. (Food products)	79,750	39,862
	Partners Group Global Opportunities, Ltd. (Capital markets)	56,150	8,155
	Roche Holdings AG (Pharmaceuticals)	168,900	31,833
*	Temenos Group AG (Software)	164,478	4,310

			190,744

Denmark - 2.6%
	Novo-Nordisk A/S (Pharmaceuticals)	561,600	38,646
*	Vestas Wind Systems A/S (Electrical equipment)	109,850	12,092

			50,738

Egypt - 1.3%
*	Egyptian Financial Group - Hermes Holding SAE (Capital markets)	686,500	7,087
*	ELSewedy Cables Holding Company (Electrical equipment)	236,960	6,276
	Orascom Construction Industries (Construction & engineering)	156,100	11,807

			25,170

Austria - 1.2%
	Raiffeisen International Bank (Commercial banks)	149,583	20,406
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	42,615	3,806

			24,212

Belgium - 0.6%
	InBev N.V. (Beverages)	129,300	11,350

Finland - 2.0%
	Nokia OYJ (Communications equipment)	719,400	22,712
	Nokian Renkaat OYJ (Auto components)	310,850	13,316
	Ramirent OYJ (Trading companies & distributors)	119,474	2,271

			38,299

France - 3.7%
	April Group S.A. (Insurance)	99,300	4,957
	EDF Energies Nouvelles S.A. (Electric utilities)	87,100	5,333
	Eurazeo (Diversified financial services)	96,341	12,327
	Iliad S.A. (Diversified telecommunication services)	76,000	7,565
	Klepierre (Real estate investment trusts)	116,710	7,164
*	Orpea (Heath care providers & services)	104,866	6,354
*	Seloger.com (Media)	77,300	4,087
*	Veolia Environnement (Multi-utilities)	366,725	25,591

			73,378

Germany - 3.7%
	Bauer AG (Construction & engineering)	65,600	4,309
	Beiersdorf AG (Personal products)	287,200	24,143
*	Colonia Real Estate AG (Real estate management & development)	128,700	2,587
	CTS Eventim AG (Media)	121,000	4,952
*	Manz Automation AG (Semiconductors & semiconductor equipment)	8,795	2,039
*	Q-Cells AG (Electrical equipment)	145,220	14,469
*	Roth & Rau AG (Electronic equipment & instruments)	8,650	1,799
	Solarworld AG (Electrical equipment)	217,800	10,399
*	Wire Card AG (Commercial services & supplies)	436,600	7,649

			72,346

Greece - 2.1%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	371,750	17,364
	EFG Eurobank (Commercial banks)	254,592	7,745
	Jumbo S.A. (Leisure equipment & products)	191,100	5,731
	National Bank of Greece S.A. (Commercial banks)	212,226	11,173

			42,013

Ireland - 0.2%
	United Drug plc (Heath care providers & services)	727,300	4,369

Italy - 2.0%
	Geox SpA (Textiles, apparel & luxury goods)	88,065	1,363
	Saipem SpA (Energy equipment & services)	950,900	38,549

			39,912

Netherlands - 0.9%
*	Qiagen NV (Lifesciences tools & services)	474,200	9,810
*	Smartrac NV (Electronic equipment & Instruments)	66,400	3,212
*	Tomtom NV (Software)	94,000	3,887

			16,909

Spain - 2.0%
	Grifols S.A. (Biotechnology)	599,400	15,792
	Industria De Textile S.A. (Specialty retail)	248,700	13,804
	Tecnicas Reunidas S.A. (Construction & engineering)	116,300	8,832

			38,428

United Kingdom - 19.5%
	Amlin plc (Insurance)	1,618,755	8,733
	Ashmore Group plc (Capital markets)	1,191,800	6,648
*	Autonomy Corporation plc (Software)	629,400	11,492
	BG Group plc (Oil, gas & consumable fuels)	1,389,920	32,206
*	Blinkx plc (Internet software & services)	2,374,700	766
	BlueBay Asset Management plc (Capital markets)	656,200	4,516
	British Sky Broadcasting Group plc (Media)	1,568,300	17,340
*	Cairn Energy plc (Oil, gas & consumable fuels)	250,137	14,050
	Capita Group plc (Commercial services & supplies)	1,590,670	21,432
	Carphone Warehouse Group plc (Specialty retail)	1,234,500	6,992
	Detica Group plc (IT services)	624,600	3,101
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	888,580	3,527
	Expro International Group plc (Energy equipment & services)	344,800	7,995
	Lamprell plc (Energy equipment & services)	681,400	5,419
	Man Group plc (Capital markets)	1,051,925	11,579
	Reckitt Benckiser plc (Household products)	692,950	38,427
	Restaurant Group plc (Hotels, restaurants, & leisure)	829,500	2,538
	Rightmove plc (Media)	524,700	5,079
	Rolls-Royce Group plc (B-Shares) (Aerospace & defense)	234,990,156	466
*	Rolls-Royce Group plc (Aerospace & defense)	2,622,658	21,007
	Rotork plc (Electronic equipment & instruments)	441,500	9,456
	Southern Cross Healthcare Limited (Health care providers & services)	550,200	4,100
	Tesco plc (Food & staples retailing)	4,630,300	34,897
	Tullow Oil plc (Oil, gas & consumable fuels)	851,680	11,153
	Vendanta Resources plc (Metals & mining)	209,700	8,739
	Vodafone Group plc (Wireless telecommunication services)	15,856,000	47,131
	VT Group plc (Aerospace & defense)	701,200	9,149
*	Wellstream Holdings plc (Energy equipment & services)	309,100	8,061
	Xstrata plc (Metals & mining)	352,300	24,675

			380,674

China - 0.3%
	Belle International Holdings Limited (Specialty retail)	2,205,000	2,308
*	China Oilfield Services (Energy equipment & services)	612,000	1,018
*	China Vanke Company Ltd. (Real estate management & development)	609,750	1,366
*	Homes Inn & Hotel Management, Inc. - ADR (Hotels, restaurants & leisure)	28,600	563
	Lee and Man Paper Manufacturing Ltd. (Paper & forest products)	998,800	1,613

			6,868

Hong Kong - 1.8%
	ASM Pacific Technology Limited (Semiconductors & semiconductor equipment)	825,000	5,993
	Esprit Holdings Ltd. (Specialty retail)	1,753,500	21,277
	Li & Fung Ltd. (Distributors)	2,301,800	8,622

			35,892

Indonesia - 0.4%
	PT Bank Rakyat Indonesia (Commercial banks)	10,178,000	7,026

India - 3.0%
	Asian Paints Limited (Chemicals)	89,600	2,702
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	141,200	7,272
*	Bharti Airtel Ltd. (Wireless telecommunication services)	506,000	10,464
	Dabur India Ltd. (Personal products)	2,280,550	6,305
	DLF Ltd. (Real estate management & development)	424,600	6,866
	Financial Technologies, Ltd. (Software)	112,200	4,492
	Housing Development Finance Corp. (Thrifts & mortgage finance)	142,200	8,484
	Larsen & Toubro Ltd. (Construction & engineering)	76,200	5,811
	Unitech Limited (Real estate management & development)	907,600	6,291

			58,687

Japan - 12.8%
	Aeon Mall Co., Ltd. (Real estate management & development)	412,100	11,570
	Denso Corporation (Auto components)	435,600	14,201
	En-Japan Inc. (Commercial services & supplies)	122	262
*	Jupiter Telecommunications Co., Ltd. (Media)	13,175	12,397
*	K.K. DaVinci Advisors (Real estate management & development)	9,129	7,087
	Komatsu Ltd. (Machinery)	1,135,300	31,965
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	72,507	2,481
	Mitsubishi Corporation (Trading Companies & Distribution)	632,800	19,361
	Mitsui & Co., Ltd. (Trading companies & distributors)	1,621,000	33,264
	NGK Insulators, Ltd. (Machinery)	1,150,000	20,571
	Nintendo Co., Ltd. (Software)	63,500	33,224
	Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	707,000	11,103
	Nitori Company Ltd. (Specialty retail)	112,180	6,372
	So-net M3, Inc. (Health care technology)	1,499	6,107
	Suruga Bank Ltd. (Commercial banks)	1,155,000	14,699
	Toyota Boshoku Corporation (Auto Components)	246,700	7,452
	Yamada Denki Company (Specialty retail)	210,900	18,388

			250,504

South Korea - 1.2%
	LG Household & Health Care Ltd. (Household products)	31,520	5,445
	Megastudy Co. Ltd. Inc. (Diversified consumer services)	21,600	7,204
*	NHN Corporation (Internet software & services)	43,720	10,267

			22,916

Mexico - 0.4%
*	Banco Compartamos S.A. de C.V. (Consumer finance)	815,900	3,622
*	MegaCable Holdings Sab de C.V. (Diversified telecommunication services)	1,418,500	3,800

			7,422

Malaysia - 1.4%
	Bumiputra Commerce Holding Bhd (Commercial banking)	4,224,700	13,221
	KNM Group Bhd (Energy equipment & services)	1,928,400	3,209
	Kuala Lumpur Kepong Bhd (Food products)	1,654,500	8,422
	Zelan Bhd (Construction & engineering)	2,327,200	1,865

			26,717

Norway - 0.1%
*	Electromagnetic GeoServices AS (Energy equipment & services)	281,200	1,493

Singapore - 2.4%
	Capitaland, Ltd. (Real estate management & development)	6,285,300	29,375
	Noble Group Limited (Trading companies & distributors)	3,215,300	5,188
	Olam International, Ltd. (Food & staples retailing)	5,303,000	8,387
	Raffles Education Corp. Ltd. (Diversified consumer services)	6,652,000	5,023

			47,973

Turkey - 0.3%
Bim Birlesik Magazalar A.S. (Food & staples retailing)	69,800	5,533

Taiwan - 0.8%
Hon Hai Precision Industry Co., Ltd. (Electronic equipment & instruments)	1,251,207	7,203
Mediatek, Inc. (Semiconductors & semiconductor equipment)	623,426	8,281

		15,484

Chile - 0.6%
* Cencosud S.A. -ADR 144A (Specialty retail)	179,200	11,568

Poland - 0.3%
* Central European Distribution Corporation (Beverages)	111,200	6,471

Czech Republic - 0.2%
* Central European Media Enterprises Ltd. Class “A” (Media)+	47,500	4,048

Panama - 0.2%
Copa Holdings S.A., Class “A” (Airlines)+	104,700	3,990

South Africa - 1.0%
MTN Group, Ltd. (Wireless telecommunication services)	1,009,200	15,341
Spar Group Limited (Food & staples retailing)	71,900	431
Wilson Bayly Holmes-Ovcon Ltd. (Construction & engineering)	245,400	3,961

		19,733

Georgia - 0.1%
Bank of Georgia - GDR (Commercial banks)	99,400	2,535

Russia - 0.7%
* Sberbank - CLS (Commercial banks)+	2,417,300	7,588
* X5 Retail Group N.V. - GDR (Food & staples retailing)	199,400	5,906

		13,494

United Arab Emirates - 0.4%
DP World Ltd. (Marine)	7,789,346	7,400

Total Common Stock - 95.4% (Cost $1,548,984)		1,863,996

Preferred Stock
Brazil - 0.1%
Banco Sofisa S.A. (Commercial banks)	473,500	2,361

Total Preferred Stock - 0.1% (Cost $2,903)		2,361

Investment in Affiliate
William Blair Ready Reserves Fund	54,969	55
Total Investment in Affiliate - 0.0% (Cost $55)		55

Short-Term Investments
American Express Credit Corp Demand Note,
VRN 2.554%, due 4/1/08	$9,100,000	9,100
Prudential Funding Demand Note,
VRN 2.930%, due 4/1/08	7,100,000	7,100

Total Short-Term Investments - 0.8% (Cost $16,200)		16,200

Repurchase Agreement
State Street Bank and Trust Company, 2.100% dated 3/31/08, due 4/01/08, repurchase price $72,423, collateralized by U.S. Treasury Bill, due 4/15/10	72,418,625	72,419

Total Repurchase Agreement - 3.7% (Cost $72,419)		72,419

Total Investments - 100.0% (Cost $1,640,061)		1,955,031
Liabilities, plus cash and other assets - 0.0%		(899)

Total Net Assets - 100.0%		$1,954,132

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

William Blair Institutional International Equity Fund

Portfolio of Investments, March 31, 2008 (all dollar amounts in thousands) (Unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stock
	Australia - 6.1%
	Macquarie Bank, Ltd. (Capital markets)	137,200	$6,623
	QBE Insurance Group Limited (Insurance)	272,400	5,573
	Toll Holdings Limited (Air freight & logistics)	448,200	4,125
	Woolworths Limited (Food & staples retailing)	508,200	13,517
	WorleyParsons, Ltd. (Energy equipment & services)	217,500	6,666

			36,504

	Brazil - 3.0%
	Bolsa de Mercadorias & Futuros (Diversified financial services)	52,900	482
	Bovespa Holding S.A. (Diversified financial services)	303,800	4,095
	CIA Vale Do Rio Doce - Pref A - ADR (Metals & mining)	380,700	13,187

			17,764

	Canada - 4.4%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)	32,700	881
	Potash Corporation of Saskatchewan Inc. (Chemicals) †	64,400	9,995
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	205,500	7,392
	Shoppers Drug Mart Corp. (Food & staples retailing)	154,600	7,823

			26,091

	Chile - 0.6%
*	Cencosud S.A. -ADR 144A (Specialty retail)	52,000	3,357

	Switzerland - 11.0%
*	ABB Ltd. (Electrical equipment)	708,800	19,104
*	Actelion (Biotechnology)	65,200	3,558
*	EFG International (Capital markets)	72,286	2,476
	Geberit AG (Building products)	16,500	2,459
	Kuehne & Nagel International AG (Marine)	56,200	5,633
	Nestle S.A. (Food products)	27,480	13,736
	Roche Holdings AG (Pharmaceuticals)	73,400	13,834
	SGS S.A. (Commercial services & supplies)	3,543	5,102

			65,902

	Denmark - 2.9%
	Novo-Nordisk A/S (Pharmaceuticals)	185,300	12,751
	Vestas Wind Systems A/S (Electrical Equipment)	41,200	4,535

			17,286

	Egypt - 1.0%
	Egyptian Financial Group - Hermes Holding SAE (Capital markets)	565,300	5,836

	Austria - 0.6%
	Raiffeisen International Bank (Commercial banks)	27,625	3,769

	Finland - 1.2%
	Nokia OYJ (Communications equipment)	225,300	7,113

	France - 6.3%
	AXA (Insurance)	157,200	5,685
*	Eurazeo (Diversified financial services)	32,817	4,199
*	Millicom International Cellular S.A. (Wireless Telecommunication Services) †	41,000	3,876
	Iliad S.A. (Diversified telecommunication services)	34,900	3,474

	Schneider Electric SA (Electrical equipment)	83,600	10,800
*	Veolia Environnement (Multi-utilities)	139,400	9,728

			37,762

	Germany - 3.2%
	Beiersdorf AG (Personal products)	103,900	8,734
*	Deutsche Boerse AG (Diversified financial services)	34,300	5,528
*	Q-Cells AG (Electrical equipment)	51,200	5,101

			19,363

	Greece - 2.1%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	149,500	6,983
	National Bank of Greece S.A. (Commercial banks)	103,630	5,456

			12,439

	Italy - 2.7%
	Geox SpA (Textiles, apparel & luxury goods)	22,917	355
	Saipem SpA (Energy equipment & services)	339,600	13,767

			14,122

	Spain - 1.3%
	Industria De Textile S.A. (Specialty retail)	141,400	7,848

	United Kingdom - 18.1%
*	Autonomy Corporation plc (Software)	61,700	1,127
	BG Group plc (Oil, gas & consumable fuels)	661,900	15,337
	British Sky Broadcasting Group plc (Media)	676,400	7,479
	Capita Group plc (Commercial services & supplies)	460,645	6,207
	Carphone Warehouse Group plc (Specialty retail)	381,200	2,159
	Man Group plc (Capital markets)	519,512	5,719
	Reckitt Benckiser plc (Household products)	272,300	15,100
	Rolls-Royce Group plc (B-Shares) (Aerospace & Defense)	108,413,401	215
	Rolls-Royce Group plc (Aerospace & defense)	1,209,971	9,692
	Rotork plc (Electronic equipment & instruments)	109,200	2,339
	Tesco plc (Food & staples retailing)	1,728,300	13,026
	Tullow Oil plc (Oil, gas & consumable fuels)	409,700	5,365
	Vodafone Group plc (Wireless Telecommunication Services)	5,735,100	17,047
	Xstrata plc (Metals & mining)	97,100	6,801

			107,613

	Hong Kong - 2.5%
*	China Oilfield Services (Energy equipment & services)	176,000	293
	Esprit Holdings Ltd. (Specialty retail)	719,800	8,734
	Li & Fung Ltd. (Distributors)	1,349,100	5,053
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	920,000	1,106

			15,186

	Indonesia - 0.5%
	PT Bank Rakyat Indonesia (Commercial banks)	4,385,000	3,027

	India - 2.8%
*	Bharti Airtel Ltd. (Wireless telecommunication services)	281,831	5,828
	Larsen & Toubro Ltd. (Construction & engineering)	43,100	3,287
	Vendanta Resources plc (Metals & mining)	192,000	8,001

			17,116

	Japan - 13.0%
	Aeon Mall Co., Ltd. (Real estate management & development)	125,400	3,521
	FANUC Ltd. (Machinery)	87,300	8,375
*	Jupiter Telecommunications Co., Ltd. (Media)	5,267	4,956
*	K.K. DaVinci Advisors (Real estate management & development)	2,180	1,692
	Komatsu Ltd. (Machinery)	367,700	10,353
	Mitsubishi Corporation (Trading Companies & Distribution)	190,600	5,832

	Mitsui & Co., Ltd. (Trading companies & distributors)	549,000	11,266
	NGK Insulators, Ltd. (Machinery)	398,000	7,119
	Nintendo Co., Ltd. (Software)	29,400	15,382
	Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	189,000	2,968
	Suruga Bank Ltd. (Commercial banks)	452,000	5,752

			77,216

	South Korea - 0.7%
*	NHN Corporation (Internet software & services)	16,600	3,898

	Malaysia - 1.3%
	Bumiputra Commerce Holding Bhd (Commercial banking)	1,225,500	3,835
	Kuala Lumpur Kepong Bhd (Food products)	753,200	3,834

			7,669

	Singapore - 3.6%
	Capitaland, Ltd. (Real estate management & development)	2,180,900	10,193
	Keppel Corporation Limited (Industrial conglomerates)	703,000	5,118
	Wilmar International Ltd. (Food products)	1,973,800	6,056

			21,367

	Taiwan - 0.8%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment & instruments)	827,656	4,765

	South Africa - 0.9%
	MTN Group, Ltd. (Wireless telecommunication services)	368,800	5,606

	Russia - 1.7%
*	PIK Group - CLS (Real estate development & management)**	95,400	2,404
*	PIK Group - Sponsored GDR 144A (Real estate development & management)	65,500	1,651
*	Sberbank - CLS (Commercial banks)+	843,000	2,646
	Vimpel-Communications - ADR (Wireless Telecommunication Services)	130,100	3,889

			10,590

	United Arab Emirates - 0.4%
	DP World Ltd. (Marine)	2,326,899	2,211

	Total Common Stock - 92.7% (Cost $472,789)		551,422

	Investment in Affiliate
	William Blair Ready Reserves Fund (Cost $3,381)	3,380,630	3,381

	Total Investment in Affiliate - 0.6%		3,381

	Short-Term Investments
	American Express Credit Corp Demand Note,	$9,624,000	9,624
	VRN 2.554%, due 4/1/08
	Prudential Funding Demand Note,
	VRN 2.930%, due 4/1/08	8,027,000	8,027

	Total Short-Term Investments - 3.0% (Cost $17,651)		17,651

	Repurchase Agreement
	State Street Bank and Trust Company, 2.100% dated 3/31/08, due 4/01/08, repurchase price $27,926, collateralized by U.S. Treasury Bill, due 4/15/10	27,924,216	27,924

Total Repurchase Agreement - 4.7% (Cost $27,924)	27,924

Total Investments - 101.0% (Cost 521,745)	600,376
Cash and other assets, less liabilities - (1.0)%	(5,314)

Total Net Assets - 100.0%	$595,062

*	Non-income producing securities

ADR = American Depository Receipt

† = U.S. listed foreign security

GDR = Global Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.40% of the Fund’s net assets at March 31, 2008. This security was also deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following eighteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Tax-Managed Growth	International Equity
Large Cap Growth	International Small Cap Growth
Small Cap Growth	Emerging Markets Growth
Mid Cap Growth	Emerging Leaders Growth
Small-Mid Cap Growth	Institutional International Growth
Value Discovery	Institutional International Equity
Fixed-Income Portfolios
Global Portfolio	Bond
Global Growth	Income
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity ………………………………………	Long-term capital appreciation.
Global ………………………………………	Long-term capital appreciation.
International …………………………………	Long-term capital appreciation.
Fixed Income…………………………………	High level of current income with relative stability of principal.
Money Market ………………………………	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

For international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Portfolios use an independent pricing service on a daily basis to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. The Board of Trustees has determined that the passage of time between when foreign exchanges or markets close and when the Portfolios calculate their net asset values could cause the value of international securities to no longer be representative of their market price or accurate. In addition, quarterly the Board of Trustees receives a report which compares the average fair value prices used to calculate the net asset value to the next day’s opening local prices. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price. Foreign currency forward contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the date of valuation.

Long-term, fixed-income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by the Pricing or Valuation Committee, in accordance with the Fund’s Valuation Procedures approved by the Board of Trustees. As of March 31, 2008, there were securities held in the Small Cap Growth, International Equity, Emerging Markets Growth and Institutional International Equity portfolios requiring fair valuation pursuant to the Fund’s valuation procedures. Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment income and transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded as soon as the information is available. Foreign currency gains and losses associated with fluctuations in the foreign currency rate versus the United States dollar are recorded in the Statement of Operations as a component of the net realized gain (loss) on foreign currency transactions and other assets and liabilities.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is determined on the basis of the interest accrued, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Bond, Income, and Ready Reserves Portfolios were the rates in effect on March 31, 2008. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended March 31, 2008, the Bond and Income Portfolios recognized an increase or reduction of interest income and an increase or reduction of net realized gain (loss) of $3 and ($197) respectively (in thousands). This reclassification has no effect on the net asset value of the Portfolio.

Security and shareholder transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security and shareholder transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open foreign currency forward contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Portfolio’s NAV, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments. For tax purposes these foreign currency gains and losses are treated as ordinary income.

(e) Income Taxes

Each Portfolio intends to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since each Portfolio intends to distribute substantially all of its taxable income to its shareholders and be relieved of all Federal income taxes.

(f) Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year begining after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and has determined that it does not have an impact on the financial statements as of December 31, 2007. Tax years 2005, 2006 and 2007 are still subject to examination by major jurisdictions.

In September 2006, the Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds adopted FAS No. 157 effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to classify value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - Quoted prices in active markets for identical security.

•

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For the period ending March 31, 2008 there were no securities held in any of the Portfolios that used Level 3 prices.

For the period ended March 31, 2008 the input levels of securities in each Portfolio are as follows (in thousands):

Valuation Inputs	Growth Fund	Tax-Managed Growth Fund	Large Cap Growth Fund	Small Cap Growth Fund
Level 1 - Quoted Price	$324,420	$9,557	29,692	769,307
Level 2 - Other Significant Observable Inputs	10,477	93	1,195	38,482
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$334,897	$9,650	30,887	807,789

Valuation Inputs	Mid Cap Growth Fund	Small-Mid Cap Growth Fund	Global Growth	International Growth Fund
Level 1 - Quoted Price	46,187	115,013	20,705	1,057,952
Level 2 - Other Significant Observable Inputs	1,974	2,239	24,690	6,389,992
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	48,161	117,252	45,395	7,447,944

Valuation Inputs	International Equity Fund	International Small Cap Growth Fund	Emerging Markets Growth Fund	Emerging Leaders Growth Fund
Level 1 - Quoted Price	43,804	46,206	400,275	20,626
Level 2 - Other Significant Observable Inputs	325,380	398,813	525,173	33,845
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	369,184	445,019	925,448	54,471

Valuation Inputs	Value Discovery Fund	Bond Fund	Income Fund	Ready Reserves Fund
Level 1 - Quoted Price	42,794	213	45,134	—
Level 2 - Other Significant Observable Inputs	2,118	75,493	146,643	1,565,113
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	44,912	75,706	191,777	1,565,113

Valuation Inputs	Institutional International Growth Fund	Institutional International Equity Fund
Level 1 - Quoted Price	280,601	73,893
Level 2 - Other Significant Observable Inputs	1,674,430	526,483
Level 3 - Significant Unobservable Inputs	—	—

Total	1,955,031	600,376

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at March 31, 2008, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ <Depreciation>
Growth	$305,686	$49,076	$19,865	$29,211
Tax-Managed Growth	8,343	1,761	454	1,307
Large Cap Growth	29,526	2,481	1,120	1,361
Small Cap Growth	866,222	101,704	160,137	(58,433)
Mid Cap Growth	48,899	3,563	4,301	(738)
Small-Mid Cap Growth	114,887	10,948	8,583	2,365
Global Growth	48,610	1,223	4,438	(3,215)
International Growth	6,431,796	1,397,389	381,020	1,016,369
International Equity	324,083	60,926	15,792	45,134
International Small Cap Growth	427,320	42,621	24,992	17,629
Emerging Markets Growth	850,518	130,070	55,420	74,650
Emerging Leaders Growth	54,300	1,023	859	164
Value Discovery	46,333	3,461	4,882	(1,421)
Bond	74,890	1,726	910	816
Income	194,303	4,495	7,021	(2,526)
Ready Reserves	1,565,113	—	—	—
Institutional International Growth	1,664,627	390,970	100,500	290,470
Institutional International Equity	526,499	98,403	24,464	73,939

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 28, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 28, 2008

By:	/s/ Terence M. Sullivan
Terence M. Sullivan
Treasurer (Principal Financial Officer)

Date: May 28, 2008